T. ROWE PRICE Summit Municipal Intermediate Fund
July 31, 2024 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
MUNICIPAL SECURITIES 97.1%
ALABAMA  2.1%
Black Belt Energy Gas Dist., VRDN, 4.00%, 6/1/51 (Tender
12/1/31)  29,485 29,866
Black Belt Energy Gas Dist., Series C, VRDN, 5.50%, 10/1/54
(Tender 6/1/32)  10,000 10,998
Black Belt Energy Gas Dist., Series C-1, VRDN, 5.25%, 2/1/53
(Tender 6/1/29)  10,000 10,623
Columbia Ind. Dev. Board, PCR, Alabama Power Company
Project, Series A, VRDN, 4.20%, 12/1/37  660 660
Energy Southeast A Cooperative Dist., Series A-1, VRDN,
5.50%, 11/1/53 (Tender 1/1/31)  7,500 8,158
Energy Southeast A Cooperative Dist., Series B, VRDN, 5.25%,
7/1/54 (Tender 6/1/32)  17,960 19,433
Southeast Energy Auth. Cooperative Dist., Series B, VRDN,
4.00%, 12/1/51 (Tender 12/1/31)  29,365 29,353
Southeast Energy Auth. Cooperative Dist., Series B-1, VRDN,
5.00%, 5/1/53 (Tender 8/1/28)  6,010 6,279
115,370
ALASKA  0.2%
Alaska Housing Fin., Series B, 5.00%, 12/1/31  8,325 8,803
8,803
ARIZONA  2.0%
Arizona Board of Regents, Sustainable Bonds, Series A,
5.00%, 7/1/40  1,700 1,935
Arizona Board of Regents, Sustainable Bonds, Series A,
5.00%, 7/1/41  4,240 4,802
Arizona HFA, Banner Health, Series C, VRDN, 4.05%, 1/1/46  5,165 5,165
Chandler IDA, Intel Corp. Project, VRDN, 4.00%, 6/1/49
(Tender 6/1/29) (1) 4,525 4,590
Chandler IDA, Intel Corp. Project, Series 2, VRDN, 5.00%,
9/1/52 (Tender 9/1/27) (1) 18,225 18,790
Maricopa County IDA, Banner Health, 5.00%, 1/1/32  8,965 9,280
Maricopa County IDA, Honor Health, Series A, 5.00%, 9/1/36  1,365 1,438
Maricopa County IDA, Honor Health, Series D, 5.00%,
12/1/29 (2) 2,725 2,940
Maricopa County IDA, Honor Health, Series D, 5.00%,
12/1/30 (2) 3,250 3,540
Phoenix Civic Improvement, 5.00%, 7/1/33 (1) 630 660
Phoenix Civic Improvement, 5.00%, 7/1/35 (1) 4,700 4,933
Phoenix Civic Improvement, 5.00%, 7/1/36 (1) 3,715 3,880
Phoenix Civic Improvement, Series B, 5.00%, 7/1/31  4,175 4,379
Phoenix Civic Improvement, Series B, 5.00%, 7/1/32  1,280 1,339

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Phoenix Civic Improvement, Series B, 5.00%, 7/1/33  3,060 3,200
Phoenix Civic Improvement, Series B, 5.00%, 7/1/34  1,690 1,767
Phoenix Civic Improvement, Junior Lien Wastewater System,
5.00%, 7/1/39  1,170 1,332
Phoenix Civic Improvement, Junior Lien Wastewater System,
5.00%, 7/1/40  1,000 1,132
Phoenix Civic Improvement, Junior Lien Wastewater System,
5.00%, 7/1/41  3,000 3,381
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/25  300 303
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/26  250 255
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/27  300 309
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/28  450 468
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/29  350 364
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/30  350 363
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/31  1,400 1,452
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/32  750 777
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/33  660 683
Salt River Agricultural Improvement & Power Dist., Series A,
5.00%, 1/1/30  10,000 10,461
Salt River Agricultural Improvement & Power Dist., Series A,
5.00%, 1/1/31  9,990 10,448
Salt Verde Financial, 5.00%, 12/1/37  1,000 1,103
105,469
CALIFORNIA  6.8%
Bay Area Toll Auth., Series A, VRDN, 3.90%, 4/1/55  26,040 26,040
California Community Choice Fin. Auth., Green Bond, VRDN,
5.00%, 7/1/53 (Tender 8/1/29)  11,125 11,805
California Community Choice Fin. Auth., Green Bond, VRDN,
5.00%, 12/1/53 (Tender 8/1/29)  6,195 6,540
California Community Choice Fin. Auth., Green Bond, VRDN,
5.50%, 10/1/54 (Tender 11/1/30)  11,925 13,131
California Community Choice Fin. Auth., Green Bond,
Series B-1, VRDN, 4.00%, 2/1/52 (Tender 8/1/31)  9,000 9,090
California Community Choice Fin. Auth., Green Bond, Series G,
VRDN, 5.25%, 11/1/54 (Tender 4/1/30)  5,000 5,378
California HFFA, Sutter Health, Series A, 5.00%, 11/15/34  2,500 2,638

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
California Housing Fin., Series 2019-1, Class A, 4.25%, 1/15/35  3,749 3,874
California Housing Fin., Series 2019-2, Class A, 4.00%, 3/20/33  7,418 7,528
California Infrastructure & Economic Dev. Bank, Series B, FRN,
100% of MUNIPSA + 0.70%, 4.31%, 12/1/50 (Tender 6/1/26)  3,375 3,374
California Municipal Fin. Auth., Caritas Affordable Housing,
Series A, 5.00%, 8/15/30  1,000 1,001
California Municipal Fin. Auth., Linxs APM Project, 5.00%,
12/31/33 (1) 1,000 1,035
California Municipal Fin. Auth., Linxs APM Project, 5.00%,
12/31/34 (1) 1,200 1,241
California PFA, Enso Village Project, 2.375%, 11/15/28 (3) 1,310 1,290
California PFA, Enso Village Project, 3.125%, 5/15/29 (3) 895 880
California PFA, Enso Village Project, 5.00%, 11/15/36 (3) 750 751
California Statewide CDA, Kaiser Permanente, Series C-3,
VRDN, 5.00%, 4/1/45 (Tender 11/1/29)  5,000 5,479
California Statewide CDA, Loma Linda Univ. Medical Center,
5.25%, 12/1/29  2,630 2,643
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/25 (3) 2,265 2,289
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/27 (3) 1,005 1,026
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/28 (3) 4,235 4,324
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/29 (3) 3,000 3,063
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/30 (3) 6,875 7,019
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/31 (3) 4,275 4,364
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/36 (3) 7,750 7,895
California, Various Purpose, GO, 5.00%, 9/1/28  8,800 9,143
California, Various Purpose, BID Group, GO, 5.00%, 8/1/27  17,000 18,064
Los Angeles County Metropolitan Transportation Auth.,
Refunding, Series A, 5.00%, 7/1/33  20,615 21,782
Los Angeles County Metropolitan Transportation Auth.,
Refunding, Series A, 5.00%, 7/1/34  10,000 10,561
Los Angeles Dept. of Airports, 5.00%, 5/15/29 (1) 4,805 5,149
Los Angeles Dept. of Airports, 5.00%, 5/15/32 (1) 3,000 3,178
Los Angeles Dept. of Airports, 5.00%, 5/15/35 (Prerefunded
11/15/31) (1)(4) 60 67
Los Angeles Dept. of Airports, Series A, 5.00%, 5/15/32 (1) 3,500 3,792
Los Angeles Dept. of Airports, Series C, 5.00%, 5/15/29 (1) 6,050 6,303
Los Angeles Dept. of Airports, Series C, 5.00%, 5/15/33 (1) 7,920 8,580

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Los Angeles Dept. of Airports, Unrefunded Balance, 5.00%,
5/15/31 (1) 6,500 7,073
Los Angeles Dept. of Water & Power, Series A-2, VRDN,
3.85%, 7/1/51  8,620 8,620
Los Angeles Unified School Dist., Series A, GO, 5.00%, 7/1/30  10,000 11,210
Los Angeles Unified School Dist., Series A, GO, 5.00%, 7/1/32  10,000 11,553
Metropolitan Water Dist. of Southern California, Series B,
3.00%, 7/1/30  4,645 4,590
Northern California Gas Auth. No. 1, Series B, FRN, 67% of 3M
USD LIBOR + 0.72%, 4.467%, 7/1/27  2,060 2,061
Regents of the Univ. of California Medical Center, Series B-2,
VRDN, 3.90%, 5/15/32  4,000 4,000
Regents of the Univ. of California Medical Center, Series P,
5.00%, 5/15/35  6,250 7,183
San Diego County Regional Airport Auth., Senior Private
Activity, Series B, 5.25%, 7/1/36 (1) 3,500 3,897
San Diego County Regional Airport Auth., Senior Private
Activity, Series B, 5.25%, 7/1/37 (1) 1,350 1,508
San Francisco City & County Int'l. Airport, San Francisco Airport
Commission, Series A, 5.00%, 5/1/32 (1) 5,710 6,185
San Francisco City & County Int'l. Airport, San Francisco Airport
Commission, Series A, 5.00%, 5/1/38 (1) 4,250 4,505
San Francisco City & County Int'l. Airport, San Francisco Airport
Commission, Series A, 5.00%, 5/1/39 (1) 4,000 4,370
San Francisco City & County Int'l. Airport, San Francisco Airport
Commission, Series C, 5.00%, 5/1/31 (1) 10,000 10,864
San Francisco City & County Int'l. Airport, San Francisco Airport
Commission, Series D, 5.00%, 5/1/34  3,800 4,168
San Francisco City & County Int'l. Airport, San Francisco Airport
Commission, Series D, 5.00%, 5/1/35  1,235 1,351
San Francisco City & County Int'l. Airport, San Francisco Airport
Commission, Series H, 5.00%, 5/1/30 (1) 3,530 3,755
San Jose Int'l. Airport, Series C, 5.00%, 3/1/28  1,750 1,758
San Jose Int'l. Airport, Series C, 5.00%, 3/1/29  2,000 2,009
Univ. of California, Series AL-1, VRDN, 3.05%, 5/15/48  10,645 10,645
Univ. of California, Series BE, 5.00%, 5/15/35  1,645 1,833
Univ. of California, Series BP-2, VRDN, 3.05%, 5/15/48  26,000 26,000
Univ. of California, Series BS, 5.00%, 5/15/41  3,000 3,453
362,908
COLORADO  2.3%
Colorado, COP, 6.00%, 12/15/38  3,000 3,610
Colorado, Series A, COP, 4.00%, 12/15/39  3,895 3,977
Colorado, Series A, COP, 4.00%, 12/15/40  2,000 2,031
Colorado HFA, Adventhealth Obligated, VRDN, 5.00%,
11/15/58 (Tender 11/15/28)  4,300 4,595

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Colorado HFA, Adventhealth Obligated, Series A, 5.00%,
11/15/39  5,000 5,500
Colorado HFA, Adventhealth Obligated, Series A, VRDN,
5.00%, 11/15/59 (Tender 11/15/29)  2,375 2,576
Colorado HFA, Sanford Health, Series A, 5.00%, 11/1/34  7,250 7,837
Denver City & County Airport, Series A, 4.00%, 11/15/41 (1) 3,900 3,816
Denver City & County Airport, Series A, 5.00%, 12/1/29 (1) 2,410 2,544
Denver City & County Airport, Series A, 5.00%, 12/1/30 (1) 8,845 9,527
Denver City & County Airport, Series A, 5.00%, 12/1/32 (1) 5,260 5,511
Denver City & County Airport, Series A, 5.00%, 12/1/33 (1) 6,550 6,847
Denver City & County Airport, Series A, 5.00%, 12/1/34 (1) 1,250 1,304
Denver City & County Airport, Series A, 5.00%, 12/1/35 (1) 20,000 20,784
Denver City & County Airport, Series A, 5.00%, 12/1/38 (1) 9,000 9,297
Denver City & County Airport, Series B, 5.00%, 11/15/30 (1) 2,000 2,153
Denver City & County Airport, Series B, 5.00%, 11/15/38  1,075 1,214
Denver City & County Airport, Series B, 5.00%, 11/15/39  1,000 1,125
Denver City & County Airport, Series B, 5.50%, 11/15/39 (1) 3,700 4,216
Denver City & County Airport, Series B, 5.50%, 11/15/41 (1) 3,225 3,641
E-470 Public Highway Auth., Capital Appreciation, Series B,
Zero Coupon, 9/1/29 (5) 8,110 6,778
Regional Transportation Dist. Sales Tax Revenue, Green Bond
Fastracks Project, 4.00%, 11/1/40  12,500 12,704
Vauxmont Metropolitan Dist., GO, 5.00%, 12/15/25 (6) 250 256
Vauxmont Metropolitan Dist., GO, 5.00%, 12/1/26 (6) 575 597
Vauxmont Metropolitan Dist., GO, 5.00%, 12/1/29 (6) 630 682
123,122
CONNECTICUT  1.0%
Connecticut, Series E, GO, 5.00%, 9/15/31  12,000 12,836
Connecticut Special Tax Obligation, Series A, 5.25%, 7/1/40  11,100 12,788
Connecticut Special Tax Obligation, Series A, 5.25%, 7/1/41  5,000 5,734
Connecticut Special Tax Obligation, Transportation
Infrastructure, Series A, 5.00%, 1/1/32  10,000 10,600
Connecticut, Sustainable Bonds, Series B, GO, 3.00%, 1/15/41  3,870 3,293
Mashantucket Western Pequot Tribe, 6.05%, 7/1/31 (4.00%
Cash and 2.05% PIK)  (7)(8)(9) 384 86
Univ. of Connecticut, Series A, 5.00%, 8/15/30  1,165 1,300
Univ. of Connecticut, Series A, 5.00%, 8/15/31  3,250 3,673
Univ. of Connecticut, Refunding, Series A, 5.00%, 8/15/30  1,575 1,758
Univ. of Connecticut, Refunding, Series A, 5.00%, 8/15/31  4,170 4,713
56,781
DELAWARE  0.2%
Delaware State HFA, Beebe Medical Center, 5.00%, 6/1/33  2,780 2,871
Delaware State HFA, Beebe Medical Center, 5.00%, 6/1/34  2,500 2,580

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Univ. of Delaware, Series C, VRDN, 4.05%, 11/1/37  6,100 6,100
11,551
DISTRICT OF COLUMBIA  3.6%
Dist. of Columbia Water & Sewer Auth., Subordinate Lien,
Series A, 5.00%, 10/1/42  2,400 2,717
District of Columbia, Series A, GO, 5.00%, 6/1/31  5,000 5,075
District of Columbia, Series A, GO, 5.00%, 6/1/34  4,965 5,115
District of Columbia, Series A, GO, 5.00%, 6/1/36  4,550 4,760
District of Columbia, Series A, GO, 5.00%, 1/1/40  2,000 2,254
District of Columbia, Series A, GO, 5.00%, 1/1/41  2,500 2,799
District of Columbia, Series D, GO, 5.00%, 6/1/29  4,365 4,600
District of Columbia, Series D, GO, 5.00%, 6/1/32  10,000 10,499
District of Columbia, Georgetown Univ., 5.00%, 4/1/34  1,800 1,859
District of Columbia, Georgetown Univ., 5.00%, 4/1/35  3,000 3,092
District of Columbia, Income Tax Revenue, Series A, 5.00%,
3/1/36  5,500 5,982
Metropolitan Washington Airports Auth., Series 2016A, 5.00%,
10/1/31 (1) 8,185 8,390
Metropolitan Washington Airports Auth., Series 2021A, 5.00%,
10/1/31 (1) 9,490 10,333
Metropolitan Washington Airports Auth., Series 2021A, 5.00%,
10/1/35 (1) 3,500 3,785
Metropolitan Washington Airports Auth., Series A, 4.00%,
10/1/37 (1) 1,500 1,512
Metropolitan Washington Airports Auth., Series A, 4.00%,
10/1/38 (1) 3,470 3,474
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/29 (1) 5,000 5,256
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/30 (1) 3,285 3,452
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/31 (1) 4,675 4,905
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/32 (1) 4,650 5,044
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/34 (1) 7,350 7,514
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/35 (1) 17,795 18,162
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/38 (1) 1,860 2,012
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/40 (1) 1,675 1,807
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/42 (1) 2,500 2,686

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Metropolitan Washington Airports Auth., Series A, 5.25%,
10/1/39 (1) 1,775 1,966
Metropolitan Washington Airports Auth., Series A, 5.25%,
10/1/40 (1) 2,580 2,843
Metropolitan Washington Airports Auth., Series A, 5.25%,
10/1/41 (1) 6,780 7,422
Metropolitan Washington Airports Auth., Series A, 5.25%,
10/1/43 (1) 7,000 7,659
Metropolitan Washington Airports Auth., Series B, 5.00%,
10/1/30 (1) 10,280 10,416
Washington D.C. Convention & Sports Auth., Hotel Tax,
Series A, 5.00%, 10/1/28  5,000 5,286
Washington D.C. Convention & Sports Auth., Hotel Tax,
Series A, 5.00%, 10/1/29  8,190 8,646
Washington D.C. Convention & Sports Auth., Hotel Tax,
Series A, 5.00%, 10/1/30  2,800 2,954
Washington D.C. Convention & Sports Auth., Hotel Tax,
Series B, 4.00%, 10/1/35  1,000 1,026
Washington D.C. Convention & Sports Auth., Hotel Tax,
Series B, 4.00%, 10/1/36  855 874
Washington D.C. Convention & Sports Auth., Hotel Tax,
Series B, 4.00%, 10/1/37  1,000 1,019
Washington Metropolitan Area Transit Auth., Green Bond,
Series A, 4.00%, 7/15/38  3,000 3,086
Washington Metropolitan Area Transit Auth., Sustainability
Financed Bonds, 5.00%, 7/15/38  3,850 4,382
Washington Metropolitan Area Transit Auth., Sustainability
Financed Bonds, 5.00%, 7/15/39  7,400 8,375
Washington Metropolitan Area Transit Auth., Sustainability
Financed Bonds, 5.00%, 7/15/41  2,000 2,235
195,273
FLORIDA  4.4%
Alachua County HFA, Shands Teaching Hosp. & Clinics, 5.00%,
12/1/32  1,000 1,072
Alachua County HFA, Shands Teaching Hosp. & Clinics, 5.00%,
12/1/34  2,615 2,798
Alachua County HFA, Shands Teaching Hosp. & Clinics,
Series B, 5.00%, 12/1/34  12,380 12,422
Brevard County HFA, Health First, Series A, 5.00%, 4/1/41  12,000 12,930
Broward County Airport, 4.00%, 10/1/44 (1)(10) 3,075 3,004
Broward County Airport, 5.00%, 10/1/27 (1) 1,250 1,303
Broward County Airport, 5.00%, 10/1/29 (1) 2,265 2,355
Broward County Airport, 5.00%, 10/1/30 (1) 2,250 2,331
Broward County Airport, 5.00%, 10/1/31 (1) 1,500 1,554
Broward County Airport, 5.00%, 10/1/32 (1) 1,815 1,880

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Broward County Airport, 5.00%, 10/1/33 (1) 1,295 1,339
Broward County Airport, 5.00%, 10/1/34 (1) 1,500 1,548
Broward County Airport, Series A, 5.00%, 10/1/33 (1) 4,840 5,121
Broward County Airport, Series P-2, 5.00%, 10/1/25  3,700 3,705
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1,
5.00%, 10/1/25  750 758
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1,
5.00%, 10/1/26  1,250 1,275
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1,
5.00%, 10/1/27  1,500 1,544
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1,
5.00%, 10/1/28  1,500 1,555
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1,
5.00%, 10/1/29  500 522
Central Florida Expressway Auth., 4.00%, 7/1/35 (6) 3,500 3,630
Central Florida Expressway Auth., 4.00%, 7/1/37 (6) 4,000 4,118
Central Florida Expressway Auth., 4.00%, 7/1/39 (6) 3,070 3,129
Central Florida Expressway Auth., Series A, 5.00%, 7/1/30
(Prerefunded 7/1/26) (4) 10,000 10,389
Florida Municipal Power Agency, Series A, 5.00%, 10/1/31  7,910 8,160
Greater Orlando Aviation Auth., Series A, 5.00%, 10/1/29 (1) 8,285 8,841
Greater Orlando Aviation Auth., Series A, 5.00%, 10/1/34 (1) 3,000 3,096
Greater Orlando Aviation Auth., Series A, 5.00%, 10/1/35 (1) 6,500 6,692
Hillsborough County Aviation Auth., Tampa Int'l. Airport, 5.00%,
10/1/26 (1) 2,380 2,461
Hillsborough County IDA, BayCare Health System, Series B,
VRDN, 4.05%, 11/1/38  13,115 13,115
Lee Memorial Health System, Series A-1, 4.00%, 4/1/37  1,300 1,303
Lee Memorial Health System, Series A-1, 5.00%, 4/1/34  1,240 1,321
Miami-Dade County Aviation, 5.00%, 10/1/27 (Prerefunded
10/30/24) (1)(4) 2,925 2,929
Miami-Dade County Aviation, Series A, 5.00%, 10/1/30
(Prerefunded 10/30/24) (1)(4) 6,950 6,959
Miami-Dade County Aviation, Series A, 5.00%, 10/1/32
(Prerefunded 10/30/24) (1)(4) 9,590 9,602
Miami-Dade County Aviation, Series A, 5.00%, 10/1/33 (1)(2) 20,000 21,838
Miami-Dade County Expressway Auth., Series 14A, 5.00%,
7/1/30  2,000 2,003
Miami-Dade County Expressway Auth., Series 2013A, 5.00%,
7/1/30  1,250 1,251
Miami-Dade County Expressway Auth., Series A, 5.00%, 7/1/26  3,900 3,922
Miami-Dade County Expressway Auth., Series A, 5.00%, 7/1/28  5,565 5,571
Miami-Dade County Expressway Auth., Series A, 5.00%, 7/1/31  2,000 2,002
Miami-Dade County Expressway Auth., Series A, 5.00%, 7/1/33  3,000 3,072
Miami-Dade County Expressway Auth., Series B, 5.00%, 7/1/26  4,530 4,549

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Miami-Dade County Expressway Auth., Series B, 5.00%, 7/1/27  3,850 3,855
Miami-Dade County Expressway Auth., Series B, 5.00%, 7/1/28  2,775 2,779
Miami-Dade County Seaport Dept., Series A, 5.00%,
10/1/38 (1) 2,000 2,162
Miami-Dade County Seaport Dept., Series A, 5.00%,
10/1/39 (1) 2,300 2,482
Miami-Dade County Seaport Dept., Series A, 5.00%,
10/1/40 (1) 3,000 3,230
Miami-Dade County Seaport Dept., Series A, 5.00%,
10/1/41 (1) 1,070 1,150
Miami-Dade County Seaport Dept., Series A, 5.00%,
10/1/42 (1) 2,385 2,560
Miami-Dade County Water & Sewer System Revenue, 4.00%,
10/1/38  520 532
Miami-Dade County Water & Sewer System Revenue, 4.00%,
10/1/42  1,750 1,751
Orange County HFA, Orlando Health Obligated Group,
Series A, 5.00%, 10/1/38  850 951
Orange County HFA, Orlando Health Obligated Group,
Series A, 5.00%, 10/1/42  1,250 1,365
Palm Beach County HFA, Toby & Leon Cooperman Sinai,
4.00%, 6/1/31  2,150 2,137
Palm Beach County HFA, Toby & Leon Cooperman Sinai,
4.00%, 6/1/36  2,500 2,424
South Miami HFA, Baptist Health South Florida, 5.00%, 8/15/34  6,385 6,647
South Miami HFA, Baptist Health South Florida, 5.00%, 8/15/35  9,000 9,366
Tampa Health System, BayCare Health, Series A, 5.00%,
11/15/28  325 337
Tampa Health System, BayCare Health, Series A, 5.00%,
11/15/31  700 724
Tampa Health System, BayCare Health, Series A, 5.00%,
11/15/32  1,070 1,103
Tolomato Community Dev. Dist., Special Assessment,
Series 2015-2, STEP, 0.00%, 5/1/40  255 251
Tolomato Community Dev. Dist., Special Assessment,
Series 2015-3, 6.61%, 5/1/40 (8)(9) 280 —
234,775
GEORGIA  5.5%
Atlanta, Series A-1, GO, 5.00%, 12/1/35  2,250 2,593
Atlanta Airport, Dept. of Aviation, Series B, 4.00%, 7/1/38  2,575 2,660
Atlanta Airport, Dept. of Aviation, Series B, 4.00%, 7/1/39  3,750 3,845
Atlanta Airport, Dept. of Aviation, Series B, 4.00%, 7/1/40  2,750 2,796
Atlanta Airport, Passenger Fac. Charge, Series C, 5.00%,
7/1/36  5,585 6,057

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Atlanta Airport, Passenger Fac. Charge, Series C, 5.00%,
7/1/38  5,000 5,399
Atlanta Airport, Passenger Fac. Charge, Series C, 5.00%,
7/1/40  7,000 7,498
Atlanta Dev. Auth., Georgia Proton Treatment Center,
Series A-1, 6.50%, 1/1/29 (8)(9) 2,805 1,262
Atlanta Dev. Auth., Georgia Proton Treatment Center,
Series A-1, 6.75%, 1/1/35 (8)(9) 9,705 4,367
Atlanta Dev. Auth., Georgia Proton Treatment Center,
Series A-1, 7.00%, 1/1/40 (8)(9) 3,065 1,379
Atlanta Dev. Auth., New Downtown Stadium, Series A-1, 5.00%,
7/1/31  4,280 4,336
Atlanta Water & Wastewater, 5.00%, 11/1/31  8,480 8,587
Augusta Dev. Auth., AU Health System, Inc. Project, 4.00%,
7/1/37  4,065 4,076
Burke County Dev. Auth., PCR, Georgia Power Plant Vogtle
Project, First Series, VRDN, 4.25%, 11/1/52  275 275
Cobb County Kennestone Hosp. Auth., WellStar Health, RAC,
5.00%, 4/1/31  500 518
Cobb County Kennestone Hosp. Auth., WellStar Health, RAC,
5.00%, 4/1/35  2,250 2,329
Fulton County Dev. Auth., WellStar Health, Series A, RAC,
5.00%, 4/1/31  400 415
Fulton County Dev. Auth., WellStar Health, Series A, RAC,
5.00%, 4/1/32  1,000 1,036
Fulton County Dev. Auth., WellStar Health, Series A, RAC,
5.00%, 4/1/33  2,000 2,072
Fulton County Dev. Auth., WellStar Health, Series A, RAC,
5.00%, 4/1/34  2,515 2,604
Gainesville & Hall County Hosp. Auth., Northeast Georgia
Health, Series A, 5.00%, 2/15/28  1,200 1,251
Gainesville & Hall County Hosp. Auth., Northeast Georgia
Health, Series A, 5.00%, 2/15/29  1,780 1,854
Gainesville & Hall County Hosp. Auth., Northeast Georgia
Health, Series A, 5.00%, 2/15/30  6,300 6,561
Gainesville & Hall County Hosp. Auth., Northeast Georgia
Health, Series A, 5.00%, 2/15/35  5,000 5,178
Gainesville & Hall County Hosp. Auth., Northeast Georgia
Health, Series A, 5.00%, 2/15/37  2,500 2,577
Gainesville & Hall County Hosp. Auth., Northeast Georgia
Health, Series B, 5.00%, 2/15/28  2,500 2,629
Gainesville & Hall County Hosp. Auth., Northeast Georgia
Health, Series B, 5.00%, 2/15/29  2,750 2,887
Gainesville & Hall County Hosp. Auth., Northeast Georgia
Health, Series B, 5.00%, 2/15/31  2,365 2,478

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Gainesville & Hall County Hosp. Auth., Northeast Georgia
Health, Series B, 5.00%, 2/15/32  3,660 3,830
Gainesville & Hall County Hosp. Auth., Northeast Georgia
Health, Series B, 5.00%, 2/15/33  3,390 3,544
Georgia Ports Auth., 4.00%, 7/1/38  3,180 3,283
Georgia Ports Auth., 4.00%, 7/1/39  2,500 2,564
Georgia, Bidding Group 2, Series A, GO, 5.00%, 7/1/40  16,250 18,527
Griffin-Spalding County Hosp. Auth., WellStar Health, RAC,
5.00%, 4/1/32  1,000 1,036
Griffin-Spalding County Hosp. Auth., WellStar Health, RAC,
5.00%, 4/1/34  1,205 1,248
Griffin-Spalding County Hosp. Auth., WellStar Health, RAC,
5.00%, 4/1/35  1,000 1,035
Main Street Natural Gas, Series A, 5.00%, 5/15/26  2,350 2,394
Main Street Natural Gas, Series A, 5.00%, 5/15/28  1,450 1,509
Main Street Natural Gas, Series A, 5.00%, 5/15/33  5,000 5,199
Main Street Natural Gas, Series A, 5.00%, 5/15/34  5,000 5,182
Main Street Natural Gas, Series A, 5.50%, 9/15/24  2,500 2,505
Main Street Natural Gas, Series A, VRDN, 4.00%, 7/1/52
(Tender 9/1/27)  31,870 32,112
Main Street Natural Gas, Series A, VRDN, 5.00%, 6/1/53
(Tender 6/1/30)  1,960 2,073
Main Street Natural Gas, Series A, VRDN, 5.00%, 5/1/54
(Tender 9/1/31)  5,125 5,502
Main Street Natural Gas, Series B, VRDN, 5.00%, 12/1/52
(Tender 6/1/29)  2,500 2,628
Main Street Natural Gas, Series B, VRDN, 5.00%, 12/1/54
(Tender 3/1/32)  7,700 8,295
Main Street Natural Gas, Series C, VRDN, 5.00%, 9/1/53
(Tender 9/1/30)  6,000 6,414
Main Street Natural Gas, Series C, VRDN, 5.00%, 12/1/54
(Tender 12/1/31)  14,870 15,841
Main Street Natural Gas, Georgia Municipal Gas Auth.,
Series C, VRDN, 4.00%, 3/1/50 (Tender 9/1/26)  20,395 20,469
Main Street Natural Gas, Georgia Municipal Gas Auth.,
Series C, VRDN, 4.00%, 5/1/52 (Tender 12/1/28)  19,665 19,792
Municipal Electric Auth. of Georgia, General Power Revenue,
5.00%, 1/1/29  9,290 9,777
Municipal Electric Auth. of Georgia, General Power Revenue,
5.00%, 1/1/30  1,870 1,968
Municipal Electric Auth. of Georgia, General Power Revenue,
5.00%, 1/1/31  1,965 2,067
Municipal Electric Auth. of Georgia, General Power Revenue,
5.00%, 1/1/32  1,060 1,115
Municipal Electric Auth. of Georgia, General Power Revenue,
5.00%, 1/1/33  665 699

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Municipal Electric Auth. of Georgia, Power Revenue,
Series HH, 5.00%, 1/1/30  2,675 2,815
Municipal Electric Auth. of Georgia, Power Revenue,
Series HH, 5.00%, 1/1/31  1,560 1,641
Municipal Electric Auth. of Georgia, Power Revenue,
Series HH, 5.00%, 1/1/33  1,845 1,940
Municipal Electric Auth. of Georgia, Power Revenue,
Series HH, 5.00%, 1/1/34  2,005 2,107
Municipal Electric Auth. of Georgia, Power Revenue,
Series HH, 5.00%, 1/1/35  3,415 3,588
Municipal Electric Auth. of Georgia, Project 1, Series A, 5.00%,
1/1/28  8,660 8,877
Paulding County Hosp. Auth., WellStar Health, 5.00%, 4/1/38  470 518
Paulding County Hosp. Auth., WellStar Health, 5.00%, 4/1/42  2,310 2,477
294,090
HAWAII  0.3%
Hawaii Airports System, Series A, 5.00%, 7/1/43 (1) 2,100 2,156
Hawaii Airports System, Series D, 4.00%, 7/1/37  15,000 15,489
17,645
IDAHO  0.3%
Idaho HFA, Saint Luke's Health, Series A, 5.00%, 3/1/25  1,055 1,056
Idaho HFA, Saint Luke's Health, Series A, 5.00%, 3/1/26  1,000 1,001
Idaho HFA, Saint Luke's Health, Series A, 5.00%, 3/1/28  745 745
Idaho HFA, Saint Luke's Health, Series A, 5.00%, 3/1/29  650 650
Idaho HFA, Saint Luke's Health, Series A, 5.00%, 3/1/30  725 725
Idaho HFA, Saint Luke's Health, Series A, 5.00%, 3/1/31  720 720
Idaho HFA, Saint Luke's Health, Series A, 5.00%, 3/1/32  1,000 1,001
Idaho HFA, Trinity Health, Series D, 5.50%, 12/1/29  2,185 2,223
Idaho Housing & Fin. Assn., Series A, 5.00%, 8/15/39  1,840 2,098
Idaho Housing & Fin. Assn., Series A, 5.00%, 8/15/40  2,750 3,117
Idaho Housing & Fin. Assn., Series A, 5.00%, 8/15/41  2,490 2,799
16,135
ILLINOIS  4.4%
Chicago Midway Int'l. Airport, Series C, 5.00%, 1/1/30 (1) 5,000 5,289
Chicago Midway Int'l. Airport, Series C, 5.00%, 1/1/31 (1) 27,535 29,374
Chicago O'Hare Int'l. Airport, Series A, 5.00%, 1/1/29 (1) 5,450 5,474
Chicago O'Hare Int'l. Airport, Series A, 5.00%, 1/1/30 (1) 13,000 13,049
Chicago O'Hare Int'l. Airport, Series D, 5.25%, 1/1/34  8,450 8,809
Chicago Wastewater, Series A, 5.00%, 1/1/32  4,045 4,187
Chicago Wastewater, Series A, 5.00%, 1/1/33  4,250 4,398
Chicago Wastewater, Series A, 5.00%, 1/1/34  4,460 4,607
Illinois, GO, 4.00%, 6/1/32  530 531
Illinois, GO, 4.00%, 6/1/35  2,075 2,070

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Illinois, Series 2022A, GO, 5.00%, 3/1/27  3,000 3,131
Illinois, Series A, GO, 5.00%, 12/1/27  7,685 8,109
Illinois, Series A, GO, 5.00%, 3/1/28  3,375 3,574
Illinois, Series A, GO, 5.00%, 12/1/28  5,000 5,351
Illinois, Series A, GO, 5.00%, 3/1/29  2,350 2,524
Illinois, Series A, GO, 5.00%, 5/1/29  5,090 5,402
Illinois, Series B, GO, 5.00%, 5/1/28  2,500 2,654
Illinois, Series B, GO, 5.00%, 5/1/30  2,000 2,181
Illinois, Series B, GO, 5.00%, 5/1/31  1,750 1,931
Illinois, Series C, GO, 5.00%, 11/1/29  16,500 17,327
Illinois, Series C, GO, 5.00%, 5/1/30  5,775 6,297
Illinois, Series D, GO, 5.00%, 7/1/28  6,250 6,650
Illinois, Series D, GO, 5.00%, 11/1/28  13,645 14,329
Illinois, Series D, GO, 5.00%, 7/1/30  10,730 11,724
Illinois Fin. Auth., Series A, 4.00%, 7/15/36  5,000 5,127
Illinois Fin. Auth., Series A, 4.00%, 7/15/37  3,200 3,271
Illinois Fin. Auth., Series A, 4.00%, 7/15/38  4,255 4,327
Illinois Fin. Auth., Series A, 4.00%, 7/15/39  6,640 6,710
Illinois Fin. Auth., Northwestern Memorial Healthcare, Series B,
VRDN, 3.95%, 7/15/55  34,050 34,050
Illinois Fin. Auth., OSF Healthcare System, Series C, VRDN,
4.10%, 11/15/37  8,825 8,825
Illinois Fin. Auth., The Univ. of Chicago Medical Center,
Series D-1, VRDN, 4.00%, 8/1/43  1,900 1,900
Illinois State Toll Highway Auth., Series C, 5.00%, 1/1/28  1,150 1,159
Illinois, Rebuild Illinois Program, Series B, GO, 4.00%, 11/1/38  2,000 1,987
236,328
INDIANA  0.1%
Indiana Municipal Power Agency, Power Supply, Series A,
5.00%, 1/1/29  4,250 4,270
4,270
IOWA  1.3%
Iowa Fin. Auth., UnityPoint Health, Series F, VRDN, 3.95%,
7/1/41  11,780 11,780
Iowa Fin. Auth., UnityPoint Health Project, Series B-1, VRDN,
4.05%, 2/15/39  28,505 28,505
Iowa Fin. Auth., UnityPoint Health Project, Series B-2, VRDN,
4.05%, 2/15/39  15,155 15,155
PEFA, VRDN, 5.00%, 9/1/49 (Tender 9/1/26)  13,985 14,275
69,715
KANSAS  0.2%
Kansas DFA, Series B, VR, 5.00%, 11/15/54 (Prerefunded
11/15/28) (4) 180 192

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Kansas DFA, Adventhealth Obligated, Series B, VRDN, 5.00%,
11/15/54 (Tender 11/15/31)  2,525 2,791
Kansas DFA, Unrefunded Balance, Series B, VRDN, 5.00%,
11/15/54 (Tender 11/15/28)  3,635 3,884
Lenexa Health Care Fac., Lakeview Village, Series A, 5.00%,
5/15/25  1,000 1,002
Lenexa Health Care Fac., Lakeview Village, Series A, 5.00%,
5/15/26  1,045 1,050
Lenexa Health Care Fac., Lakeview Village, Series A, 5.00%,
5/15/28  2,300 2,332
11,251
KENTUCKY  1.2%
Ashland, Ashland Medical Center, 5.00%, 2/1/27  660 679
Ashland, Ashland Medical Center, 5.00%, 2/1/29  805 845
Ashland, Ashland Medical Center, 5.00%, 2/1/30  370 392
Ashland, Ashland Medical Center, 5.00%, 2/1/31  920 956
Ashland, Ashland Medical Center, 5.00%, 2/1/32  125 130
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/28  3,105 3,186
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/29  5,250 5,390
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/31  1,000 1,026
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/32  3,250 3,334
Kentucky Public Energy Auth., Series A, VRDN, 5.00%, 5/1/55  16,655 17,648
Kentucky Public Energy Auth., Series B, VRDN, 5.00%, 1/1/55
(Tender 8/1/32)  14,450 15,550
Kentucky Public Energy Auth., Series C, VRDN, 4.00%, 2/1/50
(Tender 2/1/28)  18,350 18,448
67,584
LOUISIANA  1.2%
Lake Charles Harbor & Terminal Dist., Big Lake Fuels, VRDN,
1.00%, 12/1/51 (Tender 12/1/24) (1) 8,925 8,843
Louisiana Gasoline & Fuels Tax Second Lien, Series A-1,
VRDN, 4.05%, 5/1/43  36,150 36,150
Louisiana Offshore Terminal Auth., Loop LLC Project, Series A,
4.15%, 9/1/27  1,000 1,006
Louisiana Offshore Terminal Auth., Loop LLC Project, Series A,
VRDN, 4.20%, 9/1/33 (Tender 9/1/28)  4,705 4,756
Louisiana Offshore Terminal Auth., Loop LLC Project, Series C,
VRDN, 4.20%, 9/1/34 (Tender 9/1/28)  6,785 6,865
New Orleans Aviation Board, North Terminal Project, Series B,
5.00%, 1/1/29 (1) 4,400 4,418

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
New Orleans Aviation Board, North Terminal Project, Series B,
5.00%, 1/1/31 (1) 3,000 3,011
65,049
MARYLAND  2.9%
Anne Arundel County, Consolidated General Improvement
Bonds, GO, 5.00%, 10/1/37  5,475 6,394
Baltimore County, Consolidated Public Improvement, GO,
3.00%, 3/1/38  5,190 4,754
Baltimore County, Metropolitan Dist. Bonds, 84th Issue, GO,
5.00%, 3/1/41  5,960 6,678
Frederick County, Public Facilities Project, GO, 5.00%, 4/1/40  3,420 3,874
Gaithersburg, Asbury Obligated Group, Series A, 4.50%, 1/1/25  785 785
Gaithersburg, Asbury Obligated Group, Series A, 4.50%, 1/1/26  2,595 2,599
Maryland DOT, Baltimore, Series B, 5.00%, 8/1/27 (1) 1,000 1,041
Maryland DOT, Baltimore, Series B, 5.00%, 8/1/28 (1) 2,400 2,529
Maryland DOT, Baltimore, Series B, 5.00%, 8/1/29 (1) 1,000 1,065
Maryland DOT, Baltimore, Series B, 5.00%, 8/1/31 (1) 2,400 2,602
Maryland DOT, Baltimore, Series B, 5.00%, 8/1/32 (1) 2,500 2,706
Maryland DOT, Baltimore, Series B, 5.00%, 8/1/33 (1) 1,150 1,241
Maryland DOT, Baltimore, Series B, 5.00%, 8/1/34 (1) 2,105 2,270
Maryland DOT, Baltimore, Series B, 5.00%, 8/1/35 (1) 2,000 2,153
Maryland Economic Dev., Morgan State Univ., Series A,
5.375%, 7/1/38  1,350 1,479
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/26  2,135 2,185
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/27  1,140 1,182
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/28  1,000 1,050
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%,
1/1/29  2,000 2,069
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%,
1/1/30  2,180 2,255
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%,
1/1/31  1,950 2,017
Maryland HHEFA, MedStar Health, 5.00%, 8/15/29  10,365 10,458
Maryland HHEFA, MedStar Health, 5.00%, 8/15/30  2,785 2,810
Maryland HHEFA, MedStar Health, 5.00%, 8/15/31  1,670 1,685
Maryland HHEFA, MedStar Health, Series B, 5.00%, 8/15/26  2,500 2,507
Maryland HHEFA, MedStar Health, Series B, 5.00%, 8/15/28  4,000 4,005
Maryland Stadium Auth., Construction & Revitalization, 5.00%,
5/1/33  4,150 4,389
Maryland State Transportation Auth., Series A, 4.00%, 7/1/37  1,500 1,548

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Maryland State Transportation Auth., Passenger Fac. Charge
Revenue, Baltimore/Washington Int'l. Airport, 5.00%, 6/1/30 (1) 1,000 1,061
Maryland State Transportation Auth., Passenger Fac. Charge
Revenue, Baltimore/Washington Int'l. Airport, 5.00%, 6/1/31 (1) 3,570 3,785
Maryland State Transportation Auth., Transportation Fac.
Project, Series A, 5.00%, 7/1/40  1,375 1,567
Maryland State Transportation Auth., Transportation Fac.
Project, Series A, 5.00%, 7/1/41  17,800 20,190
Maryland, Bidding Group 1, Series A, GO, 5.00%, 3/15/31  15,000 16,987
Montgomery County, Consolidated Public Improvement,
Series A, GO, 5.00%, 11/1/31  7,000 7,546
Rockville, Ingleside at King Farm, Series A-1, 5.00%, 11/1/27  1,465 1,481
Rockville, Ingleside at King Farm, Series A-1, 5.00%, 11/1/29  1,075 1,086
Univ. System of Maryland, Series A, 4.00%, 4/1/43  5,365 5,406
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/25  1,000 995
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/31  1,000 919
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/36  2,825 2,428
Washington Suburban Sanitary Commission, 2.25%, 6/1/40  9,655 7,306
Washington Suburban Sanitary Commission, Series A, BAN,
VRDN, 4.00%, 6/1/27  5,000 5,000
156,087
MASSACHUSETTS  2.4%
Massachusetts, Series A, GO, 5.00%, 1/1/41  9,500 10,738
Massachusetts, Series A, GO, 5.00%, 1/1/42  10,000 11,238
Massachusetts, Series C, GO, 5.00%, 8/1/41  10,325 11,620
Massachusetts Bay Transportation Auth., Series A, 5.00%,
7/1/42  7,500 8,483
Massachusetts Bay Transportation Auth., Series A-1, 4.00%,
7/1/37  3,750 3,909
Massachusetts Bay Transportation Auth., Series A-1, 4.00%,
7/1/38  2,500 2,595
Massachusetts Bay Transportation Auth., Series A-1, 4.00%,
7/1/39  4,325 4,443
Massachusetts Bay Transportation Auth., Series A-1, 4.00%,
7/1/40  4,050 4,127
Massachusetts Bay Transportation Auth., Series A-1, 5.00%,
7/1/40  7,210 8,159
Massachusetts Bay Transportation Auth., Series A-1, 5.00%,
7/1/41  6,000 6,750
Massachusetts Dev. Fin. Agency, Children's Hosp. Issue,
Series U-1, VRDN, 4.05%, 3/1/48  20,400 20,400

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Massachusetts Dev. Fin. Agency, Children's Hosp. Issue,
Series U-2, VRDN, 4.05%, 3/1/48  10,225 10,225
Massachusetts Dev. Fin. Agency, Mass General Brigham Issue,
Series E-1, VRDN, 3.75%, 7/1/52  27,100 27,100
129,787
MICHIGAN  3.8%
Detroit Downtown Dev. Auth., Catalyst Dev. Project, Series A,
5.00%, 7/1/25 (Prerefunded 9/25/24) (4)(6) 605 607
Detroit Downtown Dev. Auth., Catalyst Dev. Project, Series A,
5.00%, 7/1/26 (Prerefunded 9/25/24) (4)(6) 500 501
Great Lakes Water Auth. Sewage Disposal, Series A, 5.00%,
7/1/37  1,000 1,149
Great Lakes Water Auth. Sewage Disposal, Series A, 5.25%,
7/1/39  2,205 2,516
Great Lakes Water Auth. Sewage Disposal, Series B, 5.00%,
7/1/29  6,400 7,017
Great Lakes Water Auth. Sewage Disposal, Series B, 5.00%,
7/1/31  8,560 8,840
Great Lakes Water Auth. Sewage Disposal, Series B, 5.00%,
7/1/32  3,500 3,602
Great Lakes Water Auth. Sewage Disposal, Series B, 5.00%,
7/1/33  14,085 14,490
Great Lakes Water Auth. Sewage Disposal, Series C, 5.00%,
7/1/36  17,950 18,363
Great Lakes Water Auth. Water Supply, Series A, 5.00%, 7/1/36  1,000 1,151
Great Lakes Water Auth. Water Supply, Series A, 5.00%, 7/1/37  1,500 1,728
Great Lakes Water Auth. Water Supply, Series A, 5.00%, 7/1/38  2,000 2,287
Great Lakes Water Auth. Water Supply, Series A, 5.25%, 7/1/39  2,605 2,973
Great Lakes Water Auth. Water Supply, Series C, 5.00%, 7/1/28  9,505 9,880
Great Lakes Water Auth. Water Supply, Series C, 5.00%, 7/1/29  6,225 6,467
Great Lakes Water Auth. Water Supply, Series C, 5.00%, 7/1/30  8,115 8,394
Great Lakes Water Auth. Water Supply, Series C, 5.00%, 7/1/31  5,540 5,722
Michigan Fin. Auth., Great Lakes Water Auth., Water Supply,
Series C, 5.00%, 7/1/35  1,000 1,013
Michigan Fin. Auth., Henry Ford Health System, 5.00%,
11/15/28  8,890 9,178
Michigan Fin. Auth., Henry Ford Health System, 5.00%,
11/15/30  11,880 12,264
Michigan Fin. Auth., Henry Ford Health System, 5.00%,
11/15/31  3,000 3,096
Michigan Fin. Auth., Henry Ford Health System, 5.00%,
11/15/32  480 495
Michigan Fin. Auth., Henry Ford Health System, 5.00%,
11/15/34  9,505 9,791
Michigan Fin. Auth., McLaren Healthcare, 5.00%, 5/15/28  2,505 2,530

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Michigan Fin. Auth., McLaren Healthcare, 5.00%, 5/15/29  1,000 1,009
Michigan Fin. Auth., McLaren Healthcare, 5.00%, 5/15/30  850 858
Michigan Fin. Auth., McLaren Healthcare, 5.00%, 5/15/31  2,250 2,270
Michigan Fin. Auth., Trinity Health Credit Group, 5.50%, 12/1/29  5,000 5,086
Michigan Fin. Auth., Trinity Health Credit Group, Series A,
5.00%, 12/1/34  4,000 4,180
Michigan Fin. Auth., Trinity Health Credit Group, Series A,
5.00%, 12/1/35  5,750 5,986
Michigan Fin. Auth., Trinity Health Credit Group, Series A,
5.00%, 12/1/37  5,000 5,192
Michigan State Hosp. Fin. Auth., Trinity Health Credit Group,
5.00%, 12/1/32  1,325 1,385
Michigan State Hosp. Fin. Auth., Trinity Health Credit Group,
Series C, 5.00%, 12/1/31  1,050 1,100
Wayne County, Series C, 5.00%, 12/1/37 (1)(3)(6) 14,615 15,032
Wayne County Airport Auth., Series B, 4.00%, 12/1/26 (1)(3) 8,065 8,115
Wayne County Airport Auth., Series B, 5.00%, 12/1/26 (1) 3,155 3,246
Wayne County Airport Auth., Series B, 5.00%, 12/1/27 (1) 1,810 1,886
Wayne County Airport Auth., Series B, 5.00%, 12/1/28 (1) 800 829
Wayne County Airport Auth., Series B, 5.00%, 12/1/29 (1) 600 622
Wayne County Airport Auth., Series B, 5.00%, 12/1/30 (1) 1,360 1,405
Wayne County Airport Auth., Series B, 5.00%, 12/1/31 (1) 800 825
Wayne County Airport Auth., Series B, 5.00%, 12/1/32 (1) 1,450 1,493
Wayne County Airport Auth., Series B, 5.00%, 12/1/38 (1) 1,595 1,704
Wayne County Airport Auth., Series F, 5.00%, 12/1/26 (1) 3,850 3,910
Wayne County Airport Auth., Series F, 5.00%, 12/1/34 (1) 3,500 3,544
203,731
MINNESOTA  0.5%
Hennepin County, Series A, GO, 5.00%, 12/1/37  5,515 6,382
Minnesota, Series A, GO, 5.00%, 8/1/37  5,865 6,691
Minnesota, Series B, GO, 1.50%, 8/1/36  5,735 4,191
Minnesota, Series D, GO, 5.00%, 8/1/27  7,405 7,875
25,139
MISSOURI  0.9%
Kansas City IDA, Kansas City Int'l. Airport, 4.00%, 3/1/38 (1) 6,400 6,384
Kansas City IDA, Kansas City Int'l. Airport, 5.00%, 3/1/31 (1) 3,720 3,976
Kansas City IDA, Kansas City Int'l. Airport, Series A, 5.00%,
3/1/36 (1) 4,950 5,162
Kansas City IDA, Kansas City Int'l. Airport, Series B, 5.00%,
3/1/33 (1) 2,550 2,678
Missouri HEFA, Series C, VRDN, 5.00%, 5/1/52 (Tender 5/1/28)  20,000 21,262
Missouri HEFA, BJC Health System, Series B, VRDN, 4.00%,
5/1/51 (Tender 5/1/26)  2,400 2,424

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Missouri HEFA, Saint Luke's Health System, 5.00%, 11/15/30  4,750 4,893
46,779
MONTANA  0.1%
Kalispell, Immanuel Lutheran, Series A, 5.00%, 5/15/25  925 924
Kalispell, Immanuel Lutheran, Series A, 5.00%, 5/15/26  970 966
Kalispell, Immanuel Lutheran, Series A, 5.25%, 5/15/28  1,060 1,056
Kalispell, Immanuel Lutheran, Series A, 5.25%, 5/15/31  1,250 1,232
Kalispell, Immanuel Lutheran, Series A, 5.25%, 5/15/32  445 437
4,615
NEVADA  0.1%
Truckee Meadows Water Auth., 5.00%, 7/1/32  4,000 4,133
Truckee Meadows Water Auth., 5.00%, 7/1/35  355 366
4,499
NEW HAMPSHIRE  0.5%
New Hampshire Business Fin. Auth., Series 2020-1, Class A,
4.125%, 1/20/34  15,641 15,563
New Hampshire Business Fin. Auth., Series 2024-2, Class A,
3.625%, 8/20/39  11,938 11,170
26,733
NEW JERSEY  2.5%
New Jersey Economic Dev. Auth., Series RRR, 5.00%, 3/1/28  10,050 10,720
New Jersey Economic Dev. Auth., Continental Airlines,
Series B, 5.625%, 11/15/30 (1) 2,000 2,017
New Jersey Economic Dev. Auth., Cranes Mill Project, 5.00%,
1/1/34  2,025 2,056
New Jersey Economic Dev. Auth., Cranes Mill Project, 5.00%,
1/1/49  5,800 5,472
New Jersey Economic Dev. Auth., Transportation System,
5.00%, 11/1/33  4,750 5,130
New Jersey Economic Dev. Auth., Transportation System,
5.00%, 11/1/34  4,350 4,688
New Jersey EFA, Princeton Univ., Series A-2, 5.00%, 3/1/38  15,000 17,493
New Jersey EFA, Princeton Univ., Series A-2, 5.00%, 3/1/41  10,890 12,465
New Jersey General Obligation Bonds, GO, 5.00%, 6/1/39  3,935 4,264
New Jersey HCFFA, Robert Wood Johnson Univ. Hosp.,
Series A, 5.25%, 7/1/28 (Prerefunded 8/13/24) (4) 4,100 4,103
New Jersey Transportation Trust Fund Auth., Series A, 4.00%,
6/15/38  3,750 3,788
New Jersey Transportation Trust Fund Auth., Series A, 5.00%,
12/15/34  5,805 6,182
New Jersey Transportation Trust Fund Auth., Series AA, 5.00%,
6/15/35  7,500 8,366

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
New Jersey Transportation Trust Fund Auth., Series AA, 5.00%,
6/15/36  2,750 3,057
New Jersey Transportation Trust Fund Auth., Series AA, 5.00%,
6/15/40  2,000 2,217
New Jersey Transportation Trust Fund Auth., Series BB, 4.00%,
6/15/38  3,500 3,534
New Jersey Transportation Trust Fund Auth., Series BB, 4.00%,
6/15/39  3,000 3,019
New Jersey Transportation Trust Fund Auth., Series BB, 5.00%,
6/15/29  4,800 5,177
New Jersey Transportation Trust Fund Auth., Transportation
System, Series A, 5.00%, 12/15/35  1,800 1,911
New Jersey Transportation Trust Fund Auth., Transportation
System, Series A, 5.00%, 12/15/36  2,500 2,649
New Jersey Turnpike Auth., Series A, 5.00%, 1/1/29  17,425 18,945
New Jersey, COVID-19 Emergency Bonds, Series A, GO,
4.00%, 6/1/30  5,000 5,280
132,533
NEW YORK  10.7%
Dormitory Auth. of the State of New York, Memorial Sloan-
Kettering Cancer Center, Series 1, 5.00%, 7/1/32  1,350 1,422
Dormitory Auth. of the State of New York, New York Univ.,
Series A, 5.00%, 7/1/32  4,175 4,393
Dormitory Auth. of the State of New York, Pace Univ.,
Unrefunded Balance, Series A, 5.00%, 5/1/25  975 976
Dormitory Auth. of the State of New York, Personal Income Tax,
Series A, 4.00%, 3/15/42  4,200 4,207
Dormitory Auth. of the State of New York, Personal Income Tax,
Series A, 5.00%, 3/15/33  8,490 8,569
Dormitory Auth. of the State of New York, Personal Income Tax,
Series A, 5.00%, 3/15/41  4,725 5,323
Dormitory Auth. of the State of New York, Personal Income Tax,
Series B, 5.00%, 2/15/32  15,000 15,721
Dormitory Auth. of the State of New York, Personal Income Tax,
Series B, 5.00%, 2/15/35  23,225 24,311
Dormitory Auth. of the State of New York, Sales Tax, Series A,
5.00%, 3/15/29  8,000 8,294
Dormitory Auth. of the State of New York, Sales Tax, Series A,
5.00%, 3/15/34  5,000 5,173
Dormitory Auth. of the State of New York, Sales Tax, Series A,
5.00%, 3/15/35  3,425 3,561
Metropolitan Transportation Auth., Series C-1, 5.00%, 11/15/35  10,000 10,300
Metropolitan Transportation Auth., Series D, 5.00%, 11/15/29  5,000 5,187
Metropolitan Transportation Auth., Series D, 5.00%, 11/15/30  5,000 5,162

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Metropolitan Transportation Auth., Series E-1, VRDN, 4.02%,
11/15/50  22,530 22,530
Nassau County IDA, Amsterdam at Harborside, Series A,
9.00%, 1/1/41 (3)(8)(9) 680 680
Nassau County IDA, Amsterdam at Harborside, Series B, VR,
5.00%, 1/1/58 (8) 1,224 366
Nassau County Local Economic Assistance, Catholic Health
Services of Long Island, 5.00%, 7/1/27  1,650 1,651
New York City, Series B-1, GO, 5.00%, 12/1/31  2,000 2,067
New York City, Series B-1, GO, 5.00%, 10/1/35  1,785 1,871
New York City, Series B-1, GO, 5.00%, 10/1/37  3,070 3,213
New York City, Series E, GO, 5.00%, 8/1/35  6,305 7,275
New York City, Series E-5, GO, VRDN, 4.05%, 3/1/48  19,025 19,025
New York City, Series F-1, GO, 3.00%, 3/1/41  10,000 8,554
New York City, Series I, GO, 5.00%, 3/1/28  13,775 13,796
New York City, Series I-4, GO, 5.00%, 4/1/36  5,000 5,738
New York City Housing Dev., Sustainable Development Bonds,
Series A-2, VRDN, 3.73%, 5/1/63 (Tender 12/29/28)  5,500 5,533
New York City Housing Dev., Sustainablity Bonds, Series C,
2.25%, 11/1/41  8,400 6,099
New York City Municipal Water Fin. Auth., Series 3B, VRDN,
4.05%, 6/15/43  500 500
New York City Municipal Water Fin. Auth., Series AA, 5.00%,
6/15/37  19,000 19,812
New York City Municipal Water Fin. Auth., Series BB-1, 3.00%,
6/15/44  12,810 10,535
New York City Municipal Water Fin. Auth., Series BB-2, VRDN,
4.02%, 6/15/53  9,230 9,230
New York City Municipal Water Fin. Auth., Series CC, VRDN,
4.05%, 6/15/41  23,960 23,960
New York City Municipal Water Fin. Auth., Series EE, 4.00%,
6/15/39  5,000 5,092
New York City Transitional Fin. Auth., Building Aid, Series S-1,
5.00%, 7/15/32  16,155 16,876
New York City Transitional Fin. Auth., Building Aid, Series S-2,
5.00%, 7/15/32  7,715 8,059
New York City Transitional Fin. Auth., Future Tax, 4.00%, 5/1/39  4,505 4,554
New York City Transitional Fin. Auth., Future Tax, 5.00%, 8/1/34  5,160 5,503
New York City Transitional Fin. Auth., Future Tax, Series A-1,
4.00%, 11/1/38  4,000 4,073
New York City Transitional Fin. Auth., Future Tax, Series A-1,
5.00%, 8/1/24 (11) 5 5
New York City Transitional Fin. Auth., Future Tax, Series A-2,
5.00%, 8/1/36  16,840 17,621

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
New York City Transitional Fin. Auth., Future Tax, Series B-1,
4.00%, 8/1/45  10,000 9,857
New York City Transitional Fin. Auth., Future Tax, Series C-1,
5.00%, 5/1/41  5,755 6,251
New York City Transitional Fin. Auth., Future Tax, Series D-1,
5.00%, 11/1/39  4,000 4,552
New York City Transitional Fin. Auth., Future Tax, Series D-1,
5.00%, 11/1/40  5,000 5,649
New York City Transitional Fin. Auth., Future Tax, Series E-1,
5.00%, 2/1/33  9,000 9,368
New York City Transitional Fin. Auth., Future Tax, Series E-3,
VRDN, 4.05%, 2/1/45  28,300 28,300
New York City Transitional Fin. Auth., Future Tax, Series F-1,
5.00%, 5/1/34  3,000 3,133
New York City Transitional Fin. Auth., Future Tax, Series F-3,
5.00%, 2/1/31  7,450 7,631
New York City Transitional Fin. Auth., Multi-Modal Subordinate
Bonds, Series B, 5.00%, 5/1/40  5,830 6,554
New York City Transitional Fin. Auth., Multi-Modal Subordinate
Bonds, Series B, 5.00%, 5/1/41  3,000 3,365
New York City Transitional Fin. Auth., Multi-Modal Subordinate
Bonds, Series F-1, 5.00%, 2/1/41  5,125 5,763
New York City Transitional Fin. Auth., Multi-Modal Subordinate
Bonds, Series F-1, 5.00%, 2/1/42  9,360 10,488
New York City Transitional Fin. Auth., Subordinate Future Tax,
Series G-1, 5.00%, 5/1/42  13,000 14,601
New York State Thruway Auth., Series A-1, 4.00%, 3/15/45  3,500 3,441
New York State Urban Dev., Personal Income Tax, 5.00%,
9/15/31  11,105 12,566
New York State Urban Dev., Personal Income Tax, Series C-2,
5.00%, 3/15/33  18,775 19,705
New York Transportation Dev., American Airlines, 5.00%,
8/1/26 (1) 3,405 3,407
New York Transportation Dev., American Airlines, 5.00%,
8/1/31 (1) 4,980 4,981
New York Transportation Dev., Delta Airlines, 5.00%, 1/1/26 (1) 3,165 3,214
New York Transportation Dev., Delta Airlines, 5.00%, 1/1/27 (1) 3,500 3,596
New York Transportation Dev., Delta Airlines, 5.00%, 1/1/31 (1) 11,230 11,598
New York Transportation Dev., JFK Int'l. Airport New Terminal
One Project, 5.25%, 6/30/38 (1) 3,125 3,433
New York Transportation Dev., JFK Int'l. Airport New Terminal
One Project, 5.25%, 6/30/39 (1)(6) 1,325 1,469
New York Transportation Dev., Terminal 4 JFK Int'l. Airport,
Series A, 5.00%, 12/1/24 (1) 1,250 1,255
New York Transportation Dev., Terminal 4 JFK Int'l. Airport,
Series A, 5.00%, 12/1/25 (1) 850 864

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
New York Transportation Dev., Terminal 4 JFK Int'l. Airport,
Series A, 5.00%, 12/1/29 (1) 1,000 1,063
Port Auth. of New York & New Jersey, Series 186, 5.00%,
10/15/28 (1) 5,410 5,424
Port Auth. of New York & New Jersey, Series 207, 5.00%,
9/15/27 (1) 9,880 10,372
Port Auth. of New York & New Jersey, Series 207, 5.00%,
9/15/30 (1) 8,155 8,499
Port Auth. of New York & New Jersey, Series 244, 5.00%,
7/15/41  1,450 1,645
Triborough Bridge & Tunnel Auth., Senior Green Bonds,
Series C, 5.00%, 11/15/41  11,065 12,462
Triborough Bridge & Tunnel Auth., Senior Green Bonds,
Series C, 5.25%, 11/15/40  2,000 2,308
Utility Debt Securitization Auth., Series TE-1, 5.00%, 12/15/40  7,000 8,103
Utility Debt Securitization Auth., Series TE-1, 5.00%, 12/15/41  8,500 9,792
571,526
NORTH CAROLINA  2.4%
Charlotte Airport Special Fac. Revenue, Series A, 4.00%, 7/1/38  2,225 2,298
Charlotte-Mecklenburg Hosp. Auth., Atrium Healthcare, VRDN,
5.00%, 1/15/49 (Tender 12/1/31)  16,370 18,100
Charlotte-Mecklenburg Hosp. Auth., Atrium Healthcare,
Series E, VRDN, 4.00%, 1/15/42  10,000 10,000
Charlotte-Mecklenburg Hosp. Auth., Carolinas Healthcare,
5.00%, 1/15/38  3,000 3,057
Charlotte-Mecklenburg Hosp. Auth., Carolinas Healthcare,
Series B, VRDN, 4.00%, 1/15/38  16,280 16,280
Charlotte-Mecklenburg Hosp. Auth., Carolinas Healthcare,
Series C, VRDN, 4.00%, 1/15/37  16,860 16,860
Forsyth County, Series B, GO, 2.00%, 3/1/40  5,660 4,110
North Carolina Capital Fac. Fin. Agency, Wake Forest Univ.,
5.00%, 1/1/33  5,205 5,368
North Carolina Medical Care Commission, Southminster,
5.00%, 10/1/24  705 705
North Carolina Medical Care Commission, Southminster,
5.00%, 10/1/25  485 486
North Carolina Municipal Power Agency No. 1, Catawba
Electric, Series A, 5.00%, 1/1/31  10,025 10,227
North Carolina Municipal Power Agency No. 1, Catawba
Electric, Series C, 5.00%, 1/1/29  3,000 3,067
North Carolina Municipal Power Agency No. 1, Unrefunded
Balance, Series C, 5.00%, 1/1/30  8,370 8,540
North Carolina Turnpike Auth., 5.00%, 1/1/27 (6) 5,110 5,329
North Carolina Turnpike Auth., Monroe Expressway System,
5.00%, 1/1/37  1,600 1,858

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
North Carolina Turnpike Auth., Monroe Expressway System,
5.00%, 1/1/38  1,950 2,258
North Carolina Turnpike Auth., Monroe Expressway System,
5.00%, 1/1/39  1,525 1,751
North Carolina Turnpike Auth., Monroe Expressway System,
5.00%, 1/1/40  1,895 2,162
North Carolina Turnpike Auth., Monroe Expressway System,
5.00%, 1/1/41  1,400 1,590
Raleigh Durham Airport Auth., Series A, 5.00%, 5/1/33 (1) 1,500 1,604
Univ. of North Carolina at Chapel Hill, Series A, VRDN, 4.05%,
2/15/31  7,030 7,030
Wake County, Series A, GO, 5.00%, 6/1/41  3,455 3,969
126,649
OHIO  1.2%
Buckeye Tobacco Settlement Fin. Auth., Series B-2, Class 2,
5.00%, 6/1/55  10,000 9,261
Cleveland Airport, Series A, 5.00%, 1/1/27 (6) 1,525 1,534
Cleveland Airport, Series A, 5.00%, 1/1/28 (6) 3,055 3,072
Cleveland Airport, Series A, 5.00%, 1/1/30 (6) 1,650 1,659
Cleveland Airport, Series A, 5.00%, 1/1/31 (6) 1,000 1,005
Franklin County, Nationwide Children's Hosp., 5.00%, 11/1/30  1,100 1,152
Franklin County, Nationwide Children's Hosp., 5.00%, 11/1/31  1,000 1,045
Franklin County, Nationwide Children's Hosp., 5.00%, 11/1/32  1,600 1,669
Hamilton County, Life Enriching Community, 5.00%, 1/1/25  800 802
Hamilton County, Life Enriching Community, 5.00%, 1/1/26  550 554
Hamilton County, Life Enriching Community, 5.00%, 1/1/31  1,500 1,514
Ohio Higher Ed. Fac. Commission, Cleveland Clinic,
Series B-4, VRDN, 3.95%, 1/1/43  28,075 28,075
Ohio Hosp. Fac., Cleveland Clinic Health, VRDN, 2.75%, 1/1/52
(Tender 5/1/28)  4,500 4,379
Ohio Hosp. Fac., Cleveland Clinic Health, Series A, 5.00%,
1/1/31  5,480 5,817
Ohio Hosp. Fac., Cleveland Clinic Health, Series A, 5.00%,
1/1/33  2,735 2,894
64,432
OREGON  0.4%
Clackamas County Hosp. Fac. Auth., Mary's Woods at
Marylhurst, 5.00%, 5/15/25  280 280
Clackamas County Hosp. Fac. Auth., Mary's Woods at
Marylhurst, 5.00%, 5/15/27  305 307
Clackamas County Hosp. Fac. Auth., Mary's Woods at
Marylhurst, 5.00%, 5/15/28  320 323
Clackamas County Hosp. Fac. Auth., Mary's Woods at
Marylhurst, 5.00%, 5/15/29  335 339

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Clackamas County Hosp. Fac. Auth., Mary's Woods at
Marylhurst, 5.00%, 5/15/30  355 359
Clackamas County Hosp. Fac. Auth., Mary's Woods at
Marylhurst, 5.00%, 5/15/31  370 375
Clackamas County Hosp. Fac. Auth., Mary's Woods at
Marylhurst, 5.00%, 5/15/32  390 395
Clackamas County Hosp. Fac. Auth., Mary's Woods at
Marylhurst, 5.00%, 5/15/33  410 415
Oregon, Series A, GO, 5.00%, 5/1/36  2,750 3,171
Oregon, Series A, GO, 5.00%, 5/1/37  3,000 3,453
Oregon, Series A, GO, 5.00%, 5/1/38  2,500 2,865
Oregon, Series A, GO, 5.00%, 5/1/39  1,060 1,207
Port of Portland Airport, Series 24-B, 5.00%, 7/1/30 (1) 3,185 3,274
Port of Portland Airport, Series 24-B, 5.00%, 7/1/31 (1) 1,685 1,732
Port of Portland Airport, Series 24-B, 5.00%, 7/1/32 (1) 1,135 1,166
Port of Portland Airport, Series 28, 4.00%, 7/1/36 (1) 2,000 2,004
21,665
PENNSYLVANIA  1.1%
Allegheny County Airport Auth., Pittsburgh Airport, Series A,
5.00%, 1/1/27 (1)(6) 850 878
Allegheny County Airport Auth., Pittsburgh Airport, Series A,
5.00%, 1/1/28 (1)(6) 1,000 1,046
Allegheny County Airport Auth., Pittsburgh Airport, Series A,
5.00%, 1/1/30 (1)(6) 2,380 2,541
Allentown Neighborhood Improvement Zone Dev. Auth., 5.00%,
5/1/28  600 624
Allentown Neighborhood Improvement Zone Dev. Auth., 5.00%,
5/1/30  650 687
Allentown Neighborhood Improvement Zone Dev. Auth., City
Center, 5.00%, 5/1/28 (3) 1,835 1,874
Allentown Neighborhood Improvement Zone Dev. Auth., City
Center, 5.00%, 5/1/33 (3) 1,500 1,529
Chester County IDA, Longwood, 4.00%, 12/1/39  2,880 2,920
Chester County IDA, Longwood, 4.00%, 12/1/40  2,250 2,272
Commonwealth Fin. Auth., Tobacco Master Settlement
Payment, 5.00%, 6/1/27  2,000 2,101
Cumberland County Municipal Auth., Asbury Obligated Group,
4.50%, 1/1/36 (3) 4,005 3,786
Montgomery County Higher Ed. & Health Auth., Thomas
Jefferson Univ., Series B, 5.00%, 5/1/32  800 876
Montgomery County Higher Ed. & Health Auth., Thomas
Jefferson Univ., Series B, 5.00%, 5/1/33  2,000 2,198
Montgomery County Higher Ed. & Health Auth., Thomas
Jefferson Univ., Series B, 5.00%, 5/1/34  1,125 1,235
Pennsylvania, BID Group, GO, 4.00%, 9/1/42  5,000 5,025

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Philadelphia Airport, Private Activity, 4.00%, 7/1/41 (1)(6) 1,000 979
Philadelphia Hosp. & Higher EFA, Temple Univ. Health System,
5.00%, 7/1/35 (6) 3,250 3,523
Philadelphia Hosp. & Higher EFA, Temple Univ. Health System,
5.00%, 7/1/36 (6) 2,000 2,165
Philadelphia Hosp. & Higher EFA, Temple Univ. Health System,
5.00%, 7/1/37 (6) 1,605 1,737
State Public School Building Auth., Philadelphia School Dist.,
Series A, 5.00%, 6/1/31 (6) 9,160 9,477
State Public School Building Auth., Philadelphia School Dist.,
Series A, 5.00%, 6/1/32 (6) 10,000 10,337
57,810
PUERTO RICO  4.8%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (12) 11,616 7,115
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/35 (3) 6,450 6,721
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/37 (3) 7,470 7,848
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
5.00%, 7/1/28 (3) 3,250 3,364
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
5.00%, 7/1/33 (3) 13,455 14,144
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/33  9,800 6,598
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/33  15,705 15,751
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/35  5,524 5,428
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/37  9,528 9,256
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/41  2,757 2,586
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.375%, 7/1/25  1,462 1,474
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  6,348 6,622
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/29  19,854 21,306
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.75%, 7/1/31  49,272 54,530
Puerto Rico Electric Power Auth., Series A, 5.05%, 7/1/42 (9)
(13) 130 70
Puerto Rico Electric Power Auth., Series CCC, 5.00%,
7/1/27 (9)(13) 170 91

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Puerto Rico Electric Power Auth., Series CCC, 5.25%,
7/1/28 (9)(13) 500 269
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/20 (9)
(13) 630 339
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/24 (9)
(13) 2,380 1,279
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/25 (9)
(13) 830 446
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/26 (9)
(13) 985 529
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/27 (9)
(13) 130 70
Puerto Rico Electric Power Auth., Series WW, 5.00%, 7/1/28 (9)
(13) 70 38
Puerto Rico Electric Power Auth., Series WW, 5.25%, 7/1/33 (9)
(13) 6,525 3,507
Puerto Rico Electric Power Auth., Series WW, 5.50%, 7/1/18 (9)
(13) 535 288
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/27 (9)
(13) 215 116
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/40 (9)
(13) 610 328
Puerto Rico Electric Power Auth., Series XX, 5.75%, 7/1/36 (9)
(13) 480 258
Puerto Rico Electric Power Auth., Series ZZ, 3.70%, 7/1/17 (9)
(13) 150 81
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/17 (9)
(13) 265 142
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/28 (9)
(13) 190 102
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/19 (9)
(13) 1,890 1,016
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/23 (9)
(13) 530 285
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/24 (9)
(13) 225 121
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/33  45,780 32,216
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/46  20,000 6,640
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.329%,
7/1/40  35,593 35,281
Puerto Rico Sales Tax Fin., Restructured, Series A-2-
Converted, 4.329%, 7/1/40  13,192 13,076
259,331

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
RHODE ISLAND  0.1%
Central Falls Detention Fac., 7.25%, 7/15/35 (8)(9) 980 392
Rhode Island Health & Ed. Building, Care New England,
Series B, 5.00%, 9/1/24  5,025 5,025
Rhode Island Health & Ed. Building, Care New England,
Series B, 5.00%, 9/1/25  1,425 1,428
Rhode Island Health & Ed. Building, Care New England,
Series B, 5.00%, 9/1/26  1,630 1,638
8,483
SOUTH CAROLINA  0.6%
Lexington County Health Services Dist., Lexington Medical
Center, 5.00%, 11/1/29  3,010 3,154
South Carolina Jobs-Economic Dev. Auth., Prisma Health
Obligated Group, Series A, 5.00%, 5/1/32  7,185 7,529
South Carolina Jobs-Economic Dev. Auth., Prisma Health
Obligated Group, Series A, 5.00%, 5/1/34  8,370 8,747
South Carolina Jobs-Economic Dev. Auth., Prisma Health
Obligated Group, Series A, 5.00%, 5/1/35  1,135 1,184
South Carolina Jobs-Economic Dev. Auth., Prisma Health
Obligated Group, Series A, 5.00%, 5/1/36  2,000 2,080
South Carolina Jobs-Economic Dev. Auth., Prisma Health
Obligated Group, Series C, VRDN, 4.05%, 5/1/48  10,200 10,200
32,894
SOUTH DAKOTA  0.1%
South Dakota HEFA, Sanford Health Group, Series B, 5.00%,
11/1/34  4,300 4,310
4,310
TENNESSEE  1.4%
Chattanooga Health Ed. & Housing Fac. Board, Student
Housing, CDFI, 5.00%, 10/1/25  1,300 1,314
Chattanooga Health Ed. & Housing Fac. Board, Student
Housing, CDFI, 5.00%, 10/1/26  1,000 1,011
Chattanooga Health Ed. & Housing Fac. Board, Student
Housing, CDFI, 5.00%, 10/1/27  1,050 1,062
Chattanooga Health Ed. & Housing Fac. Board, Student
Housing, CDFI, 5.00%, 10/1/28  1,000 1,011
Chattanooga Health Ed. & Housing Fac. Board, Student
Housing, CDFI, 5.00%, 10/1/29  1,000 1,011
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation
Group, 5.00%, 7/1/35  1,000 1,044
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation
Group, 5.00%, 7/1/37  10,325 10,751
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation
Group, Series 2018A, 4.00%, 7/1/40  5,445 5,218

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation
Group, Series 2018A, 5.00%, 7/1/36  3,465 3,612
Knox County Health Ed. & Housing Fac. Board, Series A-1,
5.00%, 7/1/35 (10) 600 669
Knox County Health Ed. & Housing Fac. Board, Series A-1,
5.00%, 7/1/36 (10) 450 500
Knox County Health Ed. & Housing Fac. Board, Series A-1,
5.00%, 7/1/37 (10) 800 891
Knox County Health Ed. & Housing Fac. Board, Series A-1,
5.00%, 7/1/38 (10) 850 943
Knox County Health Ed. & Housing Fac. Board, Series A-1,
5.00%, 7/1/39 (10) 800 878
Knox County Health Ed. & Housing Fac. Board, Series A-1,
5.00%, 7/1/40 (10) 825 900
Metropolitan Gov't. of Nashville-Davidson Health & Ed. Fac.
Board, Vanderbilt Univ. Medical Center, 5.00%, 7/1/31  14,230 15,678
Metropolitan Gov't. of Nashville-Davidson Health & Ed. Fac.
Board, Vanderbilt Univ. Medical Center, Series A, 5.00%, 7/1/33  10,000 11,289
Metropolitan Nashville Airport Auth., Series B, 5.00%, 7/1/28 (1) 2,870 3,018
Tennessee Energy Acquisition, Series A, 5.25%, 9/1/26  4,945 5,056
Tennessee Energy Acquisition, Series A, VRDN, 5.00%, 5/1/52
(Tender 11/1/31)  7,550 8,008
73,864
TEXAS  8.4%
Arlington Special Tax Revenue, Senior Lien, Series A, 5.00%,
2/15/35 (6) 2,500 2,636
Austin Airport, North Terminal Project, Series 2019B, 5.00%,
11/15/33 (1) 2,000 2,118
Austin Airport, North Terminal Project, Series B, 5.00%,
11/15/25 (1) 650 662
Austin Airport, North Terminal Project, Series B, 5.00%,
11/15/26 (1) 2,300 2,376
Austin Airport, North Terminal Project, Series B, 5.00%,
11/15/29 (1) 1,200 1,232
Austin Airport, North Terminal Project, Series B, 5.00%,
11/15/31 (1) 1,550 1,589
Austin Airport, North Terminal Project, Series B, 5.00%,
11/15/32 (1) 1,700 1,809
Austin Airport, North Terminal Project, Series B, 5.00%,
11/15/33 (1) 1,130 1,156
Austin Airport, North Terminal Project, Series B, 5.00%,
11/15/36 (1) 1,000 1,053
Austin Airport, North Terminal Project, Series B, 5.00%,
11/15/37 (1) 2,680 2,817

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Austin Convention Enterprises, Convention Center, 1st Tier,
Series A, 5.00%, 1/1/25  700 701
Austin Convention Enterprises, Convention Center, 1st Tier,
Series A, 5.00%, 1/1/26  1,790 1,800
Austin Convention Enterprises, Convention Center, 1st Tier,
Series A, 5.00%, 1/1/30  2,455 2,483
Austin Convention Enterprises, Convention Center, 1st Tier,
Series A, 5.00%, 1/1/31  1,800 1,820
Austin Convention Enterprises, Convention Center, 1st Tier,
Series A, 5.00%, 1/1/33  2,450 2,475
Austin Convention Enterprises, Convention Center, 1st Tier,
Series A, 5.00%, 1/1/34  1,000 1,010
Central Texas Regional Mobility Auth., Series D, 4.00%, 1/1/37  1,640 1,679
Central Texas Regional Mobility Auth., Series D, 4.00%, 1/1/38  3,750 3,825
Central Texas Regional Mobility Auth., Series D, 4.00%, 1/1/39  7,105 7,200
Central Texas Regional Mobility Auth., Series E, 4.00%, 1/1/34  900 924
Central Texas Regional Mobility Auth., Series E, 4.00%, 1/1/36  1,250 1,278
Central Texas Regional Mobility Auth., Series E, 5.00%, 1/1/32  1,280 1,383
Clifton Higher Ed. Fin., Int'l. Leadership, Series D, 5.75%,
8/15/33  10,000 10,181
Dallas Independent School Dist., Series A, GO, 5.00%, 2/15/28  3,730 3,994
Dallas/Fort Worth Int'l. Airport, Series B, 5.00%, 11/1/37  1,000 1,142
Dallas/Fort Worth Int'l. Airport, Series B, 5.00%, 11/1/38  625 709
Dallas/Fort Worth Int'l. Airport, Series B, 5.00%, 11/1/39  850 958
Dallas/Fort Worth Int'l. Airport, Series B, 5.00%, 11/1/40  2,625 2,942
Denton, GO, 4.00%, 2/15/42  4,000 3,948
Denton Independent School Dist., GO, 1.75%, 8/15/36  8,595 6,431
Denton Independent School Dist., GO, 5.00%, 8/15/41  7,050 7,907
Grand Parkway Transportation, Tela Supported, Series A,
5.00%, 10/1/34  8,495 9,050
Gulf Coast IDA, ExxonMobil Project, VRDN, 4.05%, 11/1/41  26,900 26,900
Harris County, GO, 5.00%, 9/15/42 (2) 1,000 1,118
Harris County, Series A, GO, 5.00%, 9/15/42 (2) 3,410 3,812
Harris County Cultural Ed. Fac. Fin., Series C-1, TECP, 4.05%,
8/1/24  12,225 12,225
Harris County Cultural Ed. Fac. Fin., Memorial Hermann Health
System, Series B, 5.00%, 7/1/31  8,000 8,926
Harris County Cultural Ed. Fac. Fin., Methodist Hosp., Series B,
VRDN, 4.10%, 12/1/59  46,555 46,555
Harris County Cultural Ed. Fac. Fin., Texas Children's Hosp.,
Series C, VRDN, 3.95%, 10/1/41  6,335 6,335
Harris County Toll Road Auth., Senior Lien, Series A, 5.00%,
8/15/31  3,000 3,186
Harris County Toll Road Auth., Senior Lien, Series A, 5.00%,
8/15/32  2,550 2,703

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Hidalgo County Regional Mobility Auth., Senior Lien, Series A,
5.00%, 12/1/34  1,250 1,354
Hidalgo County Regional Mobility Auth., Senior Lien, Series A,
5.00%, 12/1/35  1,590 1,716
Hidalgo County Regional Mobility Auth., Senior Lien, Series A,
5.00%, 12/1/36  2,155 2,316
Houston Airport, Subordinate Lien, Series A, 5.25%, 7/1/40 (1)
(6) 5,000 5,514
Houston Airport, United Airlines, Series B-1, 4.00%, 7/15/41 (1) 4,000 3,847
Houston Airport, United Airlines, Series B-1, 5.00%, 7/15/35 (1) 8,350 8,382
Houston Airport, United Airlines, Terminal E, 5.00%, 7/1/29 (1) 10,200 10,202
Houston Independent School Dist., GO, 5.00%, 2/15/31  3,570 3,740
Lower Colorado River Auth., LCRA Transmission Services
Project, 5.00%, 5/15/31 (6) 1,650 1,841
Lower Colorado River Auth., LCRA Transmission Services
Project, 5.00%, 5/15/33  1,100 1,183
Lower Colorado River Auth., LCRA Transmission Services
Project, 5.00%, 5/15/35  1,100 1,214
Lower Colorado River Auth., LCRA Transmission Services
Project, 5.00%, 5/15/38  1,900 2,049
Lower Colorado River Auth., LCRA Transmission Services
Project, 5.00%, 5/15/41  1,520 1,635
Lower Colorado River Auth., LCRA Transmission Services
Project, Series A, 5.25%, 5/15/40  2,265 2,508
Lower Colorado River Auth., LCRA Transmission Services
Project, Series D, 5.00%, 5/15/30  4,450 4,505
Mission Economic Dev., Natgasoline, Series B, 4.625%,
10/1/31 (1)(3) 10,700 10,677
Montgomery County Toll Road Auth., Senior, 5.00%, 9/15/24  500 501
Montgomery County Toll Road Auth., Senior, 5.00%, 9/15/25  750 759
Montgomery County Toll Road Auth., Senior, 5.00%, 9/15/26  2,045 2,070
Montgomery County Toll Road Auth., Senior, 5.00%, 9/15/27  2,145 2,172
Montgomery County Toll Road Auth., Senior, 5.00%, 9/15/29  780 790
Montgomery County Toll Road Auth., Senior, 5.00%, 9/15/30  835 845
North Texas Tollway Auth., 1st Tier, Series 2016A, 5.00%,
1/1/31  3,750 3,840
North Texas Tollway Auth., 1st Tier, Series A, 5.00%, 1/1/31  1,250 1,280
North Texas Tollway Auth., 1st Tier, Series A, 5.00%, 1/1/38  15,055 16,192
North Texas Tollway Auth., 2nd Tier, Series A, 5.00%, 1/1/34  13,660 13,727
North Texas Tollway Auth., 2nd Tier, Series B, 5.00%, 1/1/30  6,530 6,654
North Texas Tollway Auth., 2nd Tier, Series B, 5.00%, 1/1/33  3,910 4,060
North Texas Tollway Auth., 2nd Tier, Series B, Refunding,
5.00%, 1/1/31  2,000 2,037
North Texas Tollway Auth., Unrefunded Balance, Series A,
5.00%, 1/1/25  225 226

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
North Texas Tollway Auth., Unrefunded Balance, Series A,
5.00%, 1/1/26  275 276
North Texas Tollway Auth., Unrefunded Balance, Series B,
5.00%, 1/1/25  135 135
North Texas Tollway Auth., Unrefunded Balance, Series B,
5.00%, 1/1/26  35 35
Permanent Univ. Fund - Univ. of Texas System, Series A,
5.00%, 7/1/40  8,775 9,896
Port Beaumont Navigation Dist., Jefferson Gulf Cost Energy,
1.875%, 1/1/26 (1)(3) 300 289
Port Beaumont Navigation Dist., Jefferson Gulf Cost Energy,
2.00%, 1/1/27 (1)(3) 550 519
Port Beaumont Navigation Dist., Jefferson Gulf Cost Energy,
2.125%, 1/1/28 (1)(3) 525 486
San Antonio Electric & Gas, Refunding Balance, 5.00%, 2/1/33  2,265 2,372
Tarrant County Cultural Ed. Fac. Fin., Methodist Hosp. of Dallas
Project, Series A, VRDN, 4.05%, 10/1/41  6,600 6,600
Tarrant County Cultural Ed. Fac. Fin., Texas Health Resources,
Series A, 5.00%, 2/15/34  3,615 3,733
Texas Municipal Gas Acquisition & Supply I, Series D, 6.25%,
12/15/26  15,710 16,203
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/31  17,950 19,249
Texas Private Activity Bond Surface Transportation, Tarrant
Expressway, Series A, 5.00%, 12/31/32  1,000 1,072
Texas Private Activity Bond Surface Transportation, Tarrant
Expressway, Series A, 5.00%, 12/31/34  1,500 1,603
Texas Private Activity Bond Surface Transportation, Tarrant
Expressway, Series A, 5.00%, 12/31/35  5,000 5,327
Texas Private Activity Bond Surface Transportation, Tarrant
Expressway, Series A, 5.00%, 12/31/36  4,735 5,037
Texas Transportation Commission, GO, 5.00%, 4/1/41  4,500 5,058
Texas Transportation Commission, Central Texas Turnpike,
Series C, 5.00%, 8/15/32 (Prerefunded 11/4/24) (4) 465 467
Texas Transportation Commission, Mobility Fund, Series A, GO,
5.00%, 10/1/31  5,000 5,275
Texas Transportation Commission, Mobility Fund, Series A, GO,
5.00%, 10/1/33  4,500 4,742
Texas Transportation Commission, Mobility Fund, Series B,
GO, 5.00%, 10/1/33  19,495 20,542
Texas Transportation Commission, Mobility Fund, Series B,
GO, 5.00%, 10/1/34  18,475 19,451
449,251
UTAH  1.8%
Intermountain Power Agency, Series A, 5.00%, 7/1/39  4,500 5,044
Intermountain Power Agency, Series A, 5.00%, 7/1/40  3,500 3,897

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Intermountain Power Agency, Series A, 5.00%, 7/1/41  2,000 2,219
Salt Lake City Airport, Series 2017A, 5.00%, 7/1/32 (1) 3,925 4,038
Salt Lake City Airport, Series 2018A, 5.00%, 7/1/31 (1) 3,500 3,653
Salt Lake City Airport, Series 2018A, 5.00%, 7/1/32 (1) 1,825 1,904
Salt Lake City Airport, Series 2021A, 5.00%, 7/1/32 (1) 8,750 9,465
Salt Lake City Airport, Series 2021A, 5.00%, 7/1/33 (1) 6,110 6,594
Salt Lake City Airport, Series 2021A, 5.00%, 7/1/35 (1) 11,070 11,925
Salt Lake City Airport, Series 2023A, 5.00%, 7/1/34 (1) 5,000 5,491
Salt Lake City Airport, Series A, 4.00%, 7/1/41 (1)(10) 10,435 10,215
Salt Lake City Airport, Series A, 5.00%, 7/1/30 (1) 3,370 3,483
Salt Lake City Airport, Series A, 5.00%, 7/1/31 (1) 2,560 2,638
Salt Lake City Airport, Series A, 5.00%, 7/1/33 (1) 5,050 5,259
Salt Lake City Airport, Series A, 5.00%, 7/1/34 (1) 2,905 3,134
Salt Lake City Airport, Series A, 5.00%, 7/1/35 (1) 3,500 3,628
Salt Lake City Airport, Series A, 5.00%, 7/1/36 (1) 6,000 6,207
Salt Lake City Airport, Series A, 5.00%, 7/1/38 (1) 5,665 5,841
Vineyard Redev. Agency, 4.00%, 5/1/32 (6) 135 141
Vineyard Redev. Agency, 4.00%, 5/1/34 (6) 300 312
Vineyard Redev. Agency, 4.00%, 5/1/36 (6) 250 259
Vineyard Redev. Agency, 4.00%, 5/1/38 (6) 270 277
Vineyard Redev. Agency, 4.00%, 5/1/39 (6) 225 229
Vineyard Redev. Agency, 5.00%, 5/1/29 (6) 385 417
Vineyard Redev. Agency, 5.00%, 5/1/30 (6) 215 236
Vineyard Redev. Agency, 5.00%, 5/1/31 (6) 235 260
96,766
VIRGINIA  7.2%
Alexandria, Series A, GO, 1.75%, 12/15/35  7,160 5,472
Alexandria, Series A, GO, 1.875%, 12/15/36  7,160 5,455
Arlington County, GO, 5.00%, 6/15/36  6,000 6,876
Arlington County, GO, 5.00%, 6/15/38  9,585 10,915
Arlington County, GO, 5.00%, 6/15/39  2,040 2,312
Arlington County IDA, Virginia Hosp. Center, 5.00%, 7/1/33  3,080 3,346
Arlington County IDA, Virginia Hosp. Center, 5.00%, 7/1/34  2,565 2,787
Arlington County IDA, Virginia Hosp. Center, 5.00%, 7/1/35  1,000 1,085
Arlington County IDA, Virginia Hosp. Center, Series A, VRDN,
5.00%, 7/1/53 (Tender 7/1/31)  21,180 22,830
Chesapeake Hosp. Auth., Chesapeake Regional Medical,
5.00%, 7/1/30  2,030 2,166
Fairfax County, Series A, GO, 2.00%, 10/1/39  12,225 9,076
Fairfax County, Series A, GO, 4.00%, 10/1/38  10,000 10,507
Fairfax County, Series A, GO, 4.00%, 10/1/41  7,345 7,525
Fairfax County IDA, Inova Health, 3.50%, 5/15/39  5,890 5,557
Fairfax County IDA, Inova Health, 5.00%, 5/15/32  10,000 11,382

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Fairfax County IDA, Inova Health, 5.00%, 5/15/35  3,500 3,944
Fairfax County IDA, Inova Health, 5.00%, 5/15/36  2,825 3,174
Fairfax County IDA, Inova Health, 5.00%, 5/15/37  3,130 3,504
Fairfax County IDA, Inova Health, Series B-2, VRDN, 5.00%,
5/15/57 (Tender 5/15/30)  10,000 10,912
Fairfax County Redev. & Housing Auth., Dominion Square
North Project, VRDN, 5.00%, 1/1/45 (Tender 1/1/28)  3,875 4,010
Fairfax County Redev. & Housing Auth., Wedgewood Affordable
Housing, 5.00%, 10/1/34  3,715 4,009
Fredericksburg Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/30  1,645 1,646
Fredericksburg Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/31  1,000 1,000
Halifax County IDA, Virginia Electric & Power Company Project,
Series A, VRDN, 3.80%, 12/1/41 (Tender 5/28/27)  7,100 7,188
Loudoun County, Series A, GO, 5.00%, 12/1/41  3,030 3,407
Loudoun County Economic Dev. Auth., Public facilities,
Series A, 3.00%, 12/1/37  5,000 4,474
Norfolk Economic Dev. Auth., Sentara Healthcare, Series B,
VRDN, 5.00%, 11/1/48 (Tender 11/1/28)  4,360 4,660
Roanoke Economic Dev. Auth., Carilion Clinic, VRDN, 5.00%,
7/1/53 (Tender 7/1/30)  8,000 8,684
Stafford County Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/30  1,300 1,330
Stafford County Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/35  1,000 1,021
Virginia Beach, Series A, GO, 4.00%, 2/1/41  7,160 7,340
Virginia College Building Auth., Series A, 5.00%, 9/1/29  4,825 5,008
Virginia College Building Auth., 21st Century College &
Equipment Programs, 5.00%, 2/1/41  3,050 3,411
Virginia College Building Auth., 21st Century College &
Equipment Programs, 5.25%, 2/1/41  5,000 5,612
Virginia College Building Auth., 21st Century College &
Equipment Programs, Series A, 4.00%, 2/1/41  13,345 13,537
Virginia Commonwealth Transportation Board, 4.00%, 5/15/41  4,000 4,087
Virginia Commonwealth Transportation Board, Series A, 5.00%,
5/15/30  7,900 8,359
Virginia Commonwealth Transportation Board, Series A, 5.00%,
5/15/32  7,075 7,466
Virginia Commonwealth Transportation Board, Federal Highway
Transportation, 5.00%, 9/15/30  5,000 5,188
Virginia Commonwealth Transportation Board, Garvee, GAN,
5.00%, 3/15/31  8,540 8,997
Virginia Commonwealth Transportation Board, Garvee, GAN,
5.00%, 9/15/31  6,725 7,084

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Virginia Commonwealth Univ. Health System Auth., Series B,
VRDN, 4.05%, 7/1/37  30,045 30,045
Virginia Port Auth. Commonwealth Port Fund, Series A, 5.00%,
7/1/38  600 688
Virginia Port Auth. Commonwealth Port Fund, Series A, 5.00%,
7/1/40  1,600 1,807
Virginia Port Auth. Commonwealth Port Fund, Series A, 5.00%,
7/1/41  2,950 3,317
Virginia Public Building Auth., Series A, 5.00%, 8/1/38  11,500 13,016
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 7/1/30 (1) 2,000 1,993
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 1/1/32 (1) 2,750 2,736
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 7/1/32 (1) 7,875 7,828
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 1/1/33 (1) 1,250 1,242
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 7/1/33 (1) 4,380 4,348
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 7/1/34 (1) 5,000 4,958
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 1/1/35 (1) 4,815 4,769
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 7/1/35 (1) 4,125 4,079
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 1/1/36 (1) 2,500 2,465
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 1/1/37 (1) 8,625 8,461
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 1/1/38 (1) 3,000 2,925
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 1/1/39 (1) 1,250 1,202
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 1/1/40 (1) 1,250 1,187
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%,
1/1/32 (1) 6,225 6,641
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%,
7/1/33 (1) 5,000 5,325
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%,
7/1/34 (1) 3,000 3,192
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%,
1/1/36 (1) 2,250 2,389
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%,
1/1/37 (1) 2,000 2,118

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%,
7/1/37 (1) 5,940 6,289
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%,
7/1/38 (1) 2,095 2,209
Virginia Small Business Fin. Auth., Senior Lien Elizabeth River
Crossing, 4.00%, 1/1/31 (1) 2,955 2,943
Winchester Economic Dev. Auth., Valley Health System, 5.00%,
1/1/30  250 255
Winchester Economic Dev. Auth., Valley Health System, 5.00%,
1/1/31  2,275 2,319
Winchester Economic Dev. Auth., Valley Health System, 5.00%,
1/1/33  3,000 3,052
York County Economic Dev. Auth., Electric & Power Company
Project, VRDN, 3.65%, 5/1/33 (Tender 10/1/27)  4,000 4,036
384,177
WASHINGTON  3.6%
Energy Northwest, Columbia Generating Station, Series A,
5.00%, 7/1/34  4,850 5,099
Energy Northwest, Columbia Generating Station, Series A,
5.00%, 7/1/39  7,500 8,509
Energy Northwest, Columbia Generating Station, Series A,
5.00%, 7/1/40  7,000 7,979
Energy Northwest, Project 3, Series A, 4.00%, 7/1/42  3,000 3,021
Energy Northwest, Project 3, Series A, 5.00%, 7/1/31  15,000 16,982
Energy Northwest, Project 3, Series C, 5.00%, 7/1/28  3,000 3,234
Port of Seattle, Series B, 5.00%, 3/1/32  2,000 2,002
Port of Seattle, Series C, 5.00%, 8/1/37 (1) 10,605 11,429
Port of Seattle, Intermediate Lien, 5.00%, 8/1/27 (1) 5,000 5,213
Port of Seattle, Intermediate Lien, 5.00%, 8/1/29 (1) 8,610 9,213
Seattle Municipal Light & Power Revenue, Series A, 5.00%,
4/1/39  3,405 3,658
Seattle Municipal Light & Power Revenue, Series A, 5.00%,
3/1/42  4,950 5,486
Washington, Series A, GO, 5.00%, 8/1/42  5,000 5,462
Washington, Series B, GO, 5.00%, 6/1/39  14,945 16,890
Washington, Series B, GO, 5.00%, 2/1/40  10,190 11,400
Washington, Series B, GO, 5.00%, 6/1/40  1,900 2,133
Washington Health Care Fac. Auth., Commonspirit Health,
Series A, 5.00%, 8/1/27  2,690 2,829
Washington, Bid Group 1, Series A-2024, GO, 5.00%, 8/1/39  9,000 10,191
Washington, Bid Group 3, Series R-2023A, GO, 5.00%, 8/1/35  5,735 6,642
Washington, Motor Vehicle Fuel Tax, Series B, GO, 5.00%,
6/1/38  4,180 4,512
Washington, Various Purpose, Series A, GO, 5.00%, 8/1/34  15,540 16,329
Washington, Various Purpose, Series A, GO, 5.00%, 8/1/35  5,910 6,205

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Washington, Various Purpose, Series C, GO, 5.00%, 2/1/35  5,630 5,993
Washington, Various Purpose, Series R-2017A, GO, 5.00%,
8/1/33  4,500 4,657
Washington, Various Purpose, Series R-2017A, GO, 5.00%,
8/1/34  5,000 5,174
Washington, Various Purpose, Series R-2018D, GO, 5.00%,
8/1/34  14,000 14,707
194,949
WEST VIRGINIA  0.1%
West Virginia Hosp. Fin. Auth., University Health System
Obligated Group, Series A, 5.00%, 6/1/39  1,225 1,342
West Virginia Hosp. Fin. Auth., University Health System
Obligated Group, Series A, 5.00%, 6/1/40  1,900 2,061
West Virginia Hosp. Fin. Auth., University Health System
Obligated Group, Series A, 5.00%, 6/1/41  3,125 3,379
6,782
WISCONSIN  2.4%
Univ. of Wisconsin Hosp. & Clinics Auth., Series B, VRDN,
4.00%, 4/1/48  10,830 10,830
Univ. of Wisconsin Hosp. & Clinics Auth., Series C, VRDN,
3.90%, 4/1/48  15,400 15,400
Univ. of Wisconsin Hosp. & Clinics Auth., Series C, VRDN,
3.90%, 4/1/54  13,000 13,000
Wisconsin, Series 3, GO, 5.00%, 11/1/29  13,500 14,208
Wisconsin, Series 3, GO, 5.00%, 11/1/30  13,740 14,461
Wisconsin, Series B, GO, 5.00%, 5/1/39  10,035 11,270
Wisconsin HEFA, Advocate Aurora Health Credit Group,
Series B-3, VRDN, 5.00%, 8/15/54  4,500 4,857
Wisconsin HEFA, Advocate Aurora Health Credit Group,
Series C-4, VRDN, 5.00%, 8/15/54  4,000 4,316
Wisconsin HEFA, Children's Hosp., 5.00%, 8/15/24  950 951
Wisconsin HEFA, Children's Hosp., 5.00%, 8/15/27  1,700 1,800
Wisconsin HEFA, Children's Hosp., 5.00%, 8/15/29  770 809
Wisconsin PFA, Cone Health, Series B, VRDN, 4.05%, 10/1/55  32,500 32,500
Wisconsin PFA, Mary's Woods at Marylhurst, 5.00%,
5/15/27 (3) 1,950 1,964
Wisconsin PFA, Mary's Woods at Marylhurst, 5.00%,
5/15/31 (3) 1,220 1,235
127,601

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
SHORT-TERM INVESTMENTS 0.0%
MONEY MARKET FUNDS  0.0%
T. Rowe Price Government Reserve Fund, 5.36% (14)(15) 1 1
Total Short-Term Investments (Cost $1) 1
Total Investments in Securities  97.1%
(Cost $5,219,257) $ 5,206,513
Other Assets Less Liabilities 2.9% 153,417
Net Assets 100.0% $ 5,359,930
‡ Par/Shares are denominated in U.S. dollars unless otherwise noted.
(1) Interest subject to alternative minimum tax.
(2) When-issued security
(3) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $111,164 and represents 2.1% of net assets.
(4) Prerefunded date is used in determining portfolio maturity.
(5) Insured by National Public Finance Guarantee Corporation
(6) Insured by Assured Guaranty Municipal Corporation
(7) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(8) Security is in default or has failed to make a scheduled interest and/or principal payment.
(9) Non-income producing
(10) Insured by Build America Mutual Assurance Company
(11) Escrowed to maturity
(12) Contingent value instrument that only pays out if a portion of the territory's
Sales and Use Tax outperforms the projections in the Oversight Board’s
Certified Fiscal Plan.
(13) Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
(14) Seven-day yield
(15) Affiliated Companies

T. ROWE PRICE Summit Municipal Intermediate Fund

3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
BAN Bond Anticipation Note
CDA Community Development Administration/Authority
CDFI Community Development Financial Institution
COP Certificate of Participation
DFA Development Finance Authority
DOT Department of Transportation
EFA Educational Facility Authority
FRN Floating Rate Note
GAN Grant Anticipation Note
GO General Obligation
HCFFA Health Care Facilities Financing Authority
HEFA Health & Educational Facility Authority
HFA Health Facility Authority
HFFA Health Facility Financing Authority
HHEFA Health & Higher Educational Facility Authority
IDA Industrial Development Authority/Agency
MUNIPSA Securities Industry and Financial Markets Association (SIFMA) Municipal
Swap Index
PCR Pollution Control Revenue
PFA Public Finance Authority/Agency
PIK Payment-in-kind
RAC Revenue Anticipation Certificate
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TECP Tax-Exempt Commercial Paper
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer's agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund's weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE Summit Municipal Intermediate Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended July 31, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
5.36% $ —# $ — $ —+
Supplementary Investment Schedule
Affiliate
Value
10/31/23
Purchase
Cost
Sales
Cost
Value
07/31/24
T. Rowe Price Government
Reserve Fund, 5.36% $ 1  ¤  ¤ $ 1^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $0 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $1.

T. ROWE PRICE Summit Municipal Intermediate Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Summit Municipal Intermediate Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards
Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Summit Municipal Intermediate Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.

T. ROWE PRICE Summit Municipal Intermediate Fund

Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial
instruments, based on the inputs used to determine their fair values on July 31,
2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F83-054Q3 07/24
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Municipal Securities $ — $ 5,206,512 $ — $ 5,206,512
Short-Term Investments 1 — — 1
Total $ 1 $ 5,206,512 $ — $ 5,206,513